CHIEF INVESTMENT OFFICER'S MARKET OVERVIEW LETTER
FIRST INVESTORS LIFE SERIES FUND
    BLUE CHIP FUND, CASH MANAGEMENT FUND, DISCOVERY FUND, GOVERNMENT FUND, GROWTH FUND, HIGH YIELD FUND, INTERNATIONAL SECURITIES FUND, INVESTMENT GRADE FUND, TARGET MATURITY 2007 FUND, TARGET MATURITY 2010 FUND and UTILITIES INCOME FUND

Dear Investor:

We are pleased to present the semi-annual report for the funds of First Investors Life Series Fund ("Funds") for the six months ended June 30, 1998. The Funds are available only through the purchase of variable life insurance and variable annuity contracts issued by First Investors Life Insurance Company. The report does not include information concerning expenses and charges to which a policyowner or contractowner would be subject. These charges will differ for variable life insurance policyholders based upon age, gender and risk classification at time of policy issue.

Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June
30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.

July 31, 1998

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--92.8%
            BASIC MATERIALS--2.7%
   18,000   Allegheny Teledyne, Inc.                           $    411,750     $    22
   32,700   *Bethlehem Steel Corporation                            406,706          22
   19,900   Bowater, Inc.                                           940,275          50
   24,300   Du Pont (E.I.) de Nemours & Company                   1,813,387          96
   17,100   Ecolab, Inc.                                            530,100          28
   16,800   Monsanto Company                                        938,700          50
---------------------------------------------------------------------------------------
                                                                  5,040,918         268
---------------------------------------------------------------------------------------
            CAPITAL GOODS--9.2%
   24,200   AMP, Inc.                                               831,875          44
   21,300   Avery Dennison Corporation                            1,144,875          61
   15,700   Corning, Inc.                                           545,575          29
    9,600   Emerson Electric Company                                579,600          31
   61,300   General Electric Company                              5,578,300         296
   35,900   Ingersoll-Rand Company                                1,581,844          84
    4,200   Lockheed Martin Corporation                             444,675          24
    8,000   Minnesota Mining and Manufacturing Company              657,500          35
   14,200   Pitney-Bowes, Inc.                                      683,375          36
   15,600   Textron, Inc.                                         1,118,325          59
   25,200   Tyco International, Ltd.                              1,587,600          84
    4,900   United Technologies Corporation                         453,250          24
   41,500   *Waste Management, Inc.                               2,049,062         109
---------------------------------------------------------------------------------------
                                                                 17,255,856         916
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--5.1%
   39,000   *AirTouch Communications, Inc.                        2,279,062         121
   33,400   Bell Atlantic Corporation                             1,523,875          81
   10,000   Century Telephone Enterprises, Inc.                     458,750          24
   20,600   GTE Corporation                                       1,145,875          61
    7,100   MCI Communications Corporation                          412,687          22
   39,527   *Qwest Communications International, Inc.             1,378,504          73
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES (continued)
   38,000   SBC Communications, Inc.                           $  1,520,000     $    80
   19,800   *WorldCom, Inc.                                         959,062          51
---------------------------------------------------------------------------------------
                                                                  9,677,815         513
---------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--9.5%
   14,200   *CompUSA, Inc.                                          256,487          14
   27,400   *Costco Companies, Inc.                               1,727,912          92
    9,900   Federal-Mogul Corporation                               668,250          35
   25,300   *Federated Department Stores, Inc.                    1,361,456          72
   23,900   Hilton Hotels Corporation                               681,150          36
   14,650   Home Depot, Inc.                                      1,216,866          64
   37,000   *Lear Corporation                                     1,898,562         101
   24,100   Masco Corporation                                     1,458,050          77
   28,200   Mattel, Inc.                                          1,193,212          63
   14,000   McGraw-Hill Companies, Inc.                           1,141,875          60
   24,400   New York Times Company  - Class "A"                   1,933,700         102
   20,900   Ogden Corporation                                       578,669          31
   22,800   Omnicom Group, Inc.                                   1,137,150          60
   46,000   Wal-Mart Stores, Inc.                                 2,794,500         148
---------------------------------------------------------------------------------------
                                                                 18,047,839         955
---------------------------------------------------------------------------------------
            CONSUMER STAPLES--13.6%
   27,700   Anheuser-Busch Companies, Inc.                        1,307,094          69
   32,200   *Apollo Group, Inc.                                   1,064,612          56
   25,800   Bestfoods                                             1,498,012          79
   21,500   *Chancellor Media Corporation                         1,067,610          57
   25,000   Coca-Cola Company                                     2,137,500         113
   13,100   Comcast Corporation  - Special Class "A"                531,779          28
   14,000   Fort James Corporation                                  623,000          33
   37,200   General Mills, Inc.                                   2,543,550         135
   39,000   *Host Marriott Corporation                              694,687          37
   11,500   Kimberly-Clark Corporation                              527,562          28
   28,400   *Outback Steakhouse, Inc.                             1,107,600          59
   26,100   Procter & Gamble Company                              2,376,731         126
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER STAPLES (continued)
   29,000   Rite Aid Corporation                               $  1,089,312     $    58
   14,300   Rubbermaid, Inc.                                        474,581          25
   19,780   *Safeway, Inc.                                          804,799          43
   26,900   Sara Lee Corporation                                  1,504,719          80
   24,805   *Tele-Communications, Inc. Liberty Media Group
               - Series "A"                                         962,744          51
   22,900   Time Warner, Inc.                                     1,956,519         104
   18,400   Unilever, N.V.                                        1,452,450          77
   27,000   *USA Networks, Inc.                                     678,375          36
   12,300   Walt Disney Company                                   1,292,269          68
---------------------------------------------------------------------------------------
                                                                 25,695,505       1,362
---------------------------------------------------------------------------------------
            ENERGY--6.8%
   19,400   Amoco Corporation                                       807,525          43
   13,200   Chevron Corporation                                   1,096,425          58
   28,300   ENSCO International, Inc.                               491,712          26
   49,900   Exxon Corporation                                     3,558,494         188
    4,800   Kerr-McGee Corporation                                  277,800          15
   22,600   Mobil Corporation                                     1,731,725          92
   41,700   Royal Dutch Petroleum Company                         2,285,681         121
    9,800   Schlumberger, Ltd.                                      669,462          35
   12,800   Texaco, Inc.                                            764,000          40
   42,400   Tosco Corporation                                     1,245,500          66
---------------------------------------------------------------------------------------
                                                                 12,928,324         684
---------------------------------------------------------------------------------------
            FINANCIAL--16.6%
   14,800   Allstate Corporation                                  1,355,125          72
    9,300   American Express Company                              1,060,200          56
   14,500   American International Group, Inc.                    2,117,000         112
   13,900   Banc One Corporation                                    775,794          41
    8,500   Bank of New York Company, Inc.                          515,844          27
   13,600   BankAmerica Corporation                               1,175,550          62
   41,800   BankBoston Corporation                                2,325,125         123
   25,600   Chase Manhattan Corporation                           1,932,800         102
    9,900   Citicorp                                              1,477,575          78
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            FINANCIAL (continued)
   28,400   Conseco, Inc.                                      $  1,327,700     $    70
   23,700   Fannie Mae                                            1,439,775          76
   17,700   Fifth Third Bancorp                                   1,115,100          59
    6,500   First Chicago NBD Corporation                           576,063          30
   35,300   First Union Corporation                               2,056,225         109
   31,600   Freddie Mac                                           1,487,175          79
    9,900   Golden West Financial Corporation                     1,052,494          56
   18,150   Jefferson-Pilot Corporation                           1,051,566          56
   15,200   Merrill Lynch & Company, Inc.                         1,402,200          74
    9,800   Morgan Stanley, Dean Witter, Discover and Company       895,475          47
   14,500   NationsBank Corporation                               1,109,250          59
   56,300   Norwest Corporation                                   2,104,213         111
   21,300   TIG Holdings, Inc.                                      489,900          26
   28,600   Travelers Group, Inc.                                 1,733,875          92
    8,500   Wachovia Corporation                                    718,250          38
---------------------------------------------------------------------------------------
                                                                 31,294,274       1,655
---------------------------------------------------------------------------------------
            HEALTHCARE--10.9%
   25,800   Abbott Laboratories                                   1,054,575          56
   19,200   American Home Products Corporation                      993,600          53
   11,900   Baxter International, Inc.                              640,369          34
   21,300   Bristol-Myers Squibb Company                          2,448,169         130
   14,100   *Genentech, Inc.                                        957,038          51
   24,050   *Health Management Associates, Inc.  - Class "A"        804,172          43
   30,000   *Healthsouth Corporation                                800,625          42
   25,400   Johnson & Johnson                                     1,873,250          99
   21,300   Medtronic, Inc.                                       1,357,875          72
   25,900   Merck & Company, Inc.                                 3,464,125         183
   16,300   Pfizer, Inc.                                          1,771,606          94
   11,300   *Tenet Healthcare Corporation                           353,125          19
   40,300   *Total Renal Care Holdings, Inc.                      1,390,350          74
   12,000   United Healthcare Corporation                           762,000          40
   26,100   Warner-Lambert Company                                1,810,688          96
---------------------------------------------------------------------------------------
                                                                 20,481,567       1,086
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TECHNOLOGY--14.6%
   34,100   *Advanced-Micro Devices, Inc.                      $    581,831     $    31
   28,700   *Altera Corporation                                     848,444          45
    8,600   *ASM Lithography Holding, N.V.                          249,938          13
   14,300   *Bay Networks, Inc.                                     461,175          24
   42,600   *Cadence Design Systems, Inc.                         1,331,250          71
   21,500   *Cisco Systems, Inc.                                  1,979,344         105
   56,400   Comdisco, Inc.                                        1,071,600          57
   34,000   Compaq Computer Corporation                             964,750          51
    7,100   *Dell Computer Corporation                              658,969          35
   55,900   First Data Corporation                                1,862,169          99
   28,400   *Fore Systems, Inc.                                     752,600          40
   11,800   Grainger (W.W.), Inc.                                   587,788          31
   28,400   HBO & Company                                         1,001,100          53
   28,900   Intel Corporation                                     2,142,213         113
   20,000   International Business Machines Corporation           2,296,250         122
   25,600   Lucent Technologies, Inc.                             2,129,600         113
   20,600   *Microsoft Corporation                                2,232,525         118
   12,400   Northern Telecom, Ltd.                                  703,700          37
    7,500   Raytheon Company  - Class "B"                           443,438          23
   28,400   *Seagate Technology, Inc.                               676,275          36
   33,100   *Sterling Commerce, Inc.                              1,605,350          85
   14,000   *Tellabs, Inc.                                        1,002,750          53
   18,900   Xerox Corporation                                     1,920,713         102
---------------------------------------------------------------------------------------
                                                                 27,503,772       1,457
---------------------------------------------------------------------------------------
            UTILITIES--3.8%
   17,100   *AES Corporation                                        898,819          48
   17,700   Duke Energy Corporation                               1,048,725          56
   35,400   Enron Corporation                                     1,913,813         101
   22,000   FPL Group, Inc.                                       1,386,000          73
   57,500   Williams Companies, Inc.                              1,940,625         103
---------------------------------------------------------------------------------------
                                                                  7,187,982         381
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $122,451,531)    175,113,852       9,277
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--6.4%
$   3,100M  Bell Atlantic Financial Corp., 5.51%, 7/10/98      $  3,094,034     $   164
    2,000M  Chevron USA, Inc., 5.51%, 7/30/98                     1,991,123         105
    4,400M  Kellogg Company, 5.52%, 7/28/98                       4,381,784         232
    2,000M  MetLife Funding, Inc., 5.51%, 7/17/98                 1,995,102         106
      600M  National Rural Utilities Coop. Fin. Corp., 5.50%,
              7/17/98                                               598,533          32
---------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $12,060,576)                                        12,060,576         639
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $134,512,107)          99.2%   187,174,428       9,916
OTHER ASSETS, LESS LIABILITIES                            .8      1,581,348          84
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $188,755,776     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 1998

-----------------------------------------------------------------------------------------------
                                                                                         AMOUNT
                                                                                       INVESTED
                                                                                       FOR EACH
PRINCIPAL                                                      INTEREST              $10,000 OF
   AMOUNT   SECURITY                                              RATE*       VALUE  NET ASSETS
-----------------------------------------------------------------------------------------------
            CORPORATE NOTES--81.5%
$     100M  Archer-Daniels-Midland Co., 8/21/98                    5.52%    $99,218  $      219
       20M  Associates Corp. of North America, 9/1/98              5.25      19,959          44
      145M  BellSouth Telecommunications, Inc., 7/28/98            5.51     144,401         319
      215M  Carolina Power & Light Co., 7/17/98                    5.52     214,473         474
      100M  Chevron USA, Inc., 8/13/98                             5.50      99,343         220
      110M  Chevron USA, Inc., 8/24/98                             5.48     109,096         241
      100M  Coca-Cola Co., 8/5/98                                  5.51      99,464         220
      110M  Consolidated Natural Gas Co., 7/6/98                   5.54     109,915         243
      150M  Eastman Kodak Co., 8/3/98                              5.51     149,242         330
      182M  Florida Power Corp., 8/3/98                            5.53     181,077         401
       50M  Ford Motor Credit Corp., 8/6/98                        5.51      49,724         110
      200M  General Electric Capital Corp., 7/30/98                5.51     199,111         440
      215M  Idaho Power Co., 7/23/98                               5.60     214,264         474
      150M  J.P. Morgan & Co., 11/15/98                            5.77     150,870         334
      200M  Laclede Gas Co., 7/24/98                               5.55     199,291         441
      200M  Lubrizol Corp., 8/10/98                                5.50     198,778         440
      200M  McGraw-Hill, Inc., 7/27/98                             5.50     199,206         441
      150M  National Rural Utilities Coop. Fin. Corp.,
              9/17/98                                              5.50     148,213         328
      200M  Prudential Funding Corp., 9/11/98                      5.50     197,800         437
      200M  Schering Corp., 7/6/98                                 5.80     199,839         442
      155M  South Califonia Edison Co., 12/15/98                   5.60     154,871         343
      210M  Texaco, Inc., 7/27/98                                  5.50     209,166         464
      200M  The Stanley Works, 9/22/98                             5.52     197,455         438
      140M  Winn Dixie Stores, Inc., 7/14/98                       5.51     139,722         309
-----------------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE NOTES (cost $3,684,498)              3,684,498       8,152
-----------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--11.0%
      200M  Federal Home Loan Banks, 7/8/98                        5.52     200,016         442
      100M  Federal Home Loan Mortgage Corp., 9/22/98              5.50      99,950         221
      200M  Federal National Mortgage Association, 7/15/98         5.24     199,954         441
-----------------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT AGENCY OBLIGATIONS
              (cost $499,920)                                               499,920       1,104
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                                                         AMOUNT
                                                                                       INVESTED
                                                                                       FOR EACH
PRINCIPAL                                                      INTEREST              $10,000 OF
   AMOUNT   SECURITY                                              RATE*       VALUE  NET ASSETS
-----------------------------------------------------------------------------------------------
            VARIABLE RATE NOTES--11.1%
$     200M  IBM Credit Corp., 7/6/98                               5.73%    $199,998 $      443
      100M  Key Bank N.A., 3/4/99                                  5.65     100,026         221
      200M  PNC Bank N.A., 9/18/98                                 5.74     199,974         442
-----------------------------------------------------------------------------------------------
            TOTAL VALUE OF VARIABLE RATE NOTES (cost
             $499,998)                                                      499,998       1,106
-----------------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $4,684,416)           103.6%             4,684,416      10,362
EXCESS OF LIABILITIES OVER OTHER ASSETS                 (3.6)              (163,466)       (362)
-----------------------------------------------------------------------------------------------
NET ASSETS                                             100.0%             4,$520,950 $   10,000
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

* The interest rates shown for the corporate notes and U.S. Government agency obligations are the effective rates at the time of purchase by the Fund. The interest rates shown on variable rate notes are adjusted periodically; the interest rates shown are the rates that were in effect at June 30, 1998.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--88.2%
            BASIC MATERIALS--4.1%
   32,632   Birmingham Steel Corporation                       $    403,821     $    36
   23,622   Boise Cascade Corporation                               773,620          69
   19,500   *ChiRex, Inc.                                           342,469          31
   18,900   *Corn Products International, Inc.                      640,237          57
    9,700   Crompton & Knowles Corporation                          244,319          22
    7,900   Dexter Corporation                                      251,319          22
   44,100   *Gaylord Container Corporation - Class "A"              339,019          30
   16,456   Lilly Industries, Inc. - Class "A"                      355,861          32
   24,867   Louisiana-Pacific Corporation                           453,823          41
   10,673   Schulman (A.), Inc.                                     208,791          19
    8,300   Southdown, Inc.                                         592,412          53
---------------------------------------------------------------------------------------
                                                                  4,605,691         412
---------------------------------------------------------------------------------------
            CAPITAL GOODS--4.4%
   26,521   *Checkpoint Systems, Inc.                               374,609          33
   17,400   Columbus McKinnon Corporation                           452,400          40
   13,400   *Eastern Environmental Services, Inc.                   455,600          41
   35,700   Gleason Corporation                                   1,004,062          90
   31,700   *ITEQ, Inc.                                             235,769          21
    7,900   JLG Industries, Inc.                                    159,975          14
   58,760   *Newpark Resources, Inc.                                653,705          58
   18,724   *Sanmina Corporation                                    812,153          73
   24,352   Titan International, Inc.                               413,984          37
    8,700   *Tower Automotive, Inc.                                 373,012          33
---------------------------------------------------------------------------------------
                                                                  4,935,269         440
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--5.4%
   19,200   Cincinnati Bell, Inc.                                   549,600          49
   23,000   *Commonwealth Telephone Enterprises, Inc.               606,625          54
   32,238   ECI Telecommunications, Ltd. (ADR)                    1,221,014         109
   22,800   *ICG Communications, Inc.                               833,625          74
   19,939   *IXC Communications, Inc.                               967,041          86
   21,800   *Tel-Save Holdings, Inc.                                321,550          29
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMUNICATION SERVICES (continued)
   14,800   *Western Wireless Corporation - Class "A"          $    295,075     $    26
   26,630   *WorldCom, Inc.                                       1,289,891         115
---------------------------------------------------------------------------------------
                                                                  6,084,421         542
---------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--15.8%
   16,000   *American Skiing Company                                208,000          19
    7,800   *Budget Group, Inc. - Class "A"                         249,112          22
   25,550   *Building Materials Holding Corporation                 352,909          32
    6,200   *Champion Enterprises, Inc.                             182,125          16
    9,000   *Children's Place Retail Stores, Inc.                    88,312           8
    2,400   Dover Downs Entertainment, Inc.                          74,400           7
   24,600   *Eagle Hardware & Garden, Inc.                          568,875          51
   17,600   Ethan Allen Interiors, Inc.                             878,900          79
   14,850   *Fossil, Inc.                                           369,394          33
   16,300   Fred's, Inc.                                            415,650          37
   16,400   Interface, Inc.                                         331,075          30
   39,600   *International Comfort Products Corporation             480,150          43
   17,900   *Just For Feet, Inc.                                    510,150          46
    6,700   Kellwood Company                                        239,525          21
    4,800   *Lamar Advertising Company                              172,200          15
   17,750   *NCO Group, Inc.                                        390,500          35
   34,110   Oakwood Homes Corporation                             1,023,300          91
   30,612   *OfficeMax, Inc.                                        505,098          45
   40,200   Ogden Corporation                                     1,113,037          99
   33,049   *PETsMART, Inc.                                         330,490          30
    8,200   Pillowtex Corporation                                   329,025          29
   35,693   *Prime Hospitality Corporation                          622,397          56
   13,000   *Proffitt's, Inc.                                       524,875          47
   38,400   *Royal Group Technologies, Ltd.                       1,113,600          99
   48,900   *Saks Holdings, Inc.                                  1,350,862         121
   20,300   St. John Knits, Inc.                                    784,087          70
   17,300   *StaffMark, Inc.                                        633,612          57
   17,800   *Stage Stores, Inc.                                     805,450          72
   16,400   Talbots, Inc.                                           429,475          38
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER CYCLICALS (continued)
    5,900   *Tech Data Corporation                             $    252,962     $    23
    9,400   *Tractor Supply Company                                 233,825          21
   30,900   *Travis Boats & Motors, Inc.                            757,050          68
    8,397   *U.S. Office Products Company                           163,741          15
   52,900   Wolverine World Wide, Inc.                            1,147,269         102
---------------------------------------------------------------------------------------
                                                                 17,631,432       1,577
---------------------------------------------------------------------------------------
            CONSUMER STAPLES--13.2%
   29,969   Apple South, Inc.                                       391,470          35
   13,900   *Beringer Wine Estates Holdings, Inc. - Class "B"       612,469          55
   14,600   *Chancellor Media Corporation                           724,982          65
   61,000   *Cinar Films, Inc. - Class "B"                        1,189,500         106
    4,355   *Clear Channel Communications                           475,239          42
   10,700   Comcast Corporation - Special Class "A"                 434,354          39
   14,900   Earthgrains Company                                     832,537          74
   14,700   *Emmis Broadcasting Corporation - Class "A"             702,844          63
   79,194   *Four Media Company                                     692,947          62
   50,300   *Global-Tech Appliances, Inc.                           723,062          65
   26,100   *Jones Intercable, Inc. - Class "A"                     652,500          58
   64,501   *Metromedia International Group, Inc.                   769,981          69
   13,700   *Pre-Paid Legal Services, Inc.                          432,406          39
   27,806   Richfood Holdings, Inc.                                 575,237          51
   48,216   Rite Aid Corporation                                  1,811,113         162
   26,000   *Sinclair Broadcast Group, Inc. - Class "A"             747,500          67
   25,200   *Steiner Leisure, Ltd.                                  762,300          68
   58,474   *Tele-Communications, Inc. Liberty Media Group -
              Series "A"                                          2,269,522         203
---------------------------------------------------------------------------------------
                                                                 14,799,963       1,323
---------------------------------------------------------------------------------------
            ENERGY--3.4%
   10,900   *EVI Weatherford, Inc.                                  404,662          36
   29,100   *Nabors Industries, Inc.                                576,544          52
   35,400   *Precision Drilling Corporation - Class "A"             694,725          62
   23,900   *R&B Falcon Corporation                                 540,737          48
    9,900   *Stolt Comex Seaway SA                                  191,812          17
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ENERGY (continued)
    4,950   *Stolt Comex Seaway SA (ADR)                       $     86,625     $     8
   15,000   Tosco Corporation                                       440,625          39
   16,100   *Veritas DGC, Inc.                                      803,994          72
---------------------------------------------------------------------------------------
                                                                  3,739,724         334
---------------------------------------------------------------------------------------
            FINANCIAL--13.6%
    8,300   Astoria Financial Corporation                           444,050          40
   63,000   Cash America International, Inc.                        960,750          86
   13,400   Centura Banks, Inc.                                     837,500          75
   32,570   Charter One Financial, Inc.                           1,097,202          98
   25,150   Commercial Federal Corporation                          795,369          71
   16,244   Conseco, Inc.                                           759,407          68
   15,100   Dime Bancorp, Inc.                                      452,056          40
   16,300   ESG Re, Ltd.                                            352,488          31
   21,393   Excel Realty Trust, Inc.                                616,386          55
   14,600   First Tennessee National Corporation                    460,813          41
   18,000   GreenPoint Financial Corporation                        677,250          60
   16,689   *HealthCare Financial Partners, Inc.                  1,023,244          91
   42,800   *Imperial Credit Industries, Inc.                     1,005,800          90
   27,000   Innkeepers USA Trust                                    340,875          30
   23,200   *LINC Capital, Inc.                                     410,350          37
   32,900   Manufactured Home Communities, Inc.                     793,713          71
    8,100   Medallion Financial Corporation                         222,750          20
   21,682   Mercantile Bancorporation, Inc.                       1,092,231          98
   19,200   Peoples Heritage Financial Group, Inc.                  453,600          41
   31,113   Resource Bancshares Mortgage Group, Inc.                579,480          52
    7,800   *Sunterra Corporation                                   128,700          11
   25,900   TCF Financial Corporation                               764,050          68
   14,660   Washington Federal, Inc.                                404,983          36
   30,900   Westfield America, Inc.                                 567,788          51
---------------------------------------------------------------------------------------
                                                                 15,240,835       1,361
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            HEALTHCARE--10.1%
   63,600   *American Oncology Resources, Inc.                 $    777,116     $    69
   32,800   *CardioVascular Dynamics, Inc.                          182,450          16
   11,500   *Centocor, Inc.                                         416,875          37
   34,300   *Dura Pharmaceuticals, Inc.                             767,463          69
    7,400   *Epix Medical, Inc.                                      75,850           7
   24,900   *Gilead Sciences, Inc.                                  798,356          71
   11,950   *Health Care and Retirement Corporation                 471,278          42
   32,400   *Health Systems Design Corporation                      231,861          21
   59,300   *IDEXX Laboratories, Inc.                             1,475,088         132
    6,600   *IMPATH, Inc.                                           160,463          14
   33,800   Jones Pharma, Inc.                                    1,119,625         100
   38,980   *Kensey Nash Corporation                                370,310          33
   29,500   *Medicis Pharmaceutical Corporation - Class "A"       1,076,750          96
   35,188   Mylan Laboratories, Inc.                              1,057,839          94
   20,022   *Pediatric Services of America, Inc.                    310,341          28
   69,900   *PharMerica, Inc.                                       843,169          75
   16,400   *Quorum Health Group, Inc.                              434,600          39
   32,800   *Simione Central Holdings, Inc.                         223,450          20
   54,800   *Vysis, Inc.                                            548,000          49
---------------------------------------------------------------------------------------
                                                                 11,340,884       1,012
---------------------------------------------------------------------------------------
            TECHNOLOGY--16.2%
   11,700   *Altera Corporation                                     345,881          31
   10,200   *Ascend Communications, Inc.                            505,538          45
   13,700   *Cisco Systems, Inc.                                  1,261,256         113
   36,600   *Condor Technology Solutions, Inc.                      539,850          48
   42,500   *EMC Corporation                                      1,904,531         170
   13,100   *Envoy Corporation                                      620,613          55
   16,900   *Etec Systems, Inc.                                     594,669          53
    8,500   *Exodus Communications, Inc.                            380,375          34
   32,600   *Fore Systems, Inc.                                     863,900          77
   26,750   *Information Management Resources, Inc.                 904,484          81
    5,890   Intel Corporation                                       436,596          39
    3,300   *Lycos, Inc.                                            248,738          22
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
   16,803   National Data Corporation                          $    735,131     $    66
   17,000   *Network Appliance, Inc.                                661,938          59
   42,638   *PairGain Technologies, Inc.                            743,500          66
   23,400   *Platinum Technology, Inc.                              668,363          60
   19,600   *Powerwave Technologies, Inc.                           328,300          29
   22,600   *PRI Automation, Inc.                                   385,613          34
   13,200   *Rambus, Inc.                                           806,850          72
   29,900   *Remedy Corporation                                     508,300          45
   17,200   *Saville Systems Ireland PLC (ADR)                      862,150          77
   31,873   *Sterling Commerce, Inc.                              1,545,841         138
   13,900   *Synopsys, Inc.                                         635,925          57
   81,200   *TCSI Corporation                                       477,050          43
   27,900   *Verilink Corporation                                   230,175          21
   10,800   *Wind River Systems, Inc.                               387,450          35
   14,700   *Xilinx, Inc.                                           499,800          45
---------------------------------------------------------------------------------------
                                                                 18,082,817       1,615
---------------------------------------------------------------------------------------
            TRANSPORTATION--1.1%
    5,840   *FDX Corporation                                        366,460          33
   79,500   *Transportacion Maritima Mexicana SA de C.V. -
              Class "L" (ADR)                                       526,688          47
   20,100   *U S Xpress Enterprises, Inc.                           336,675          30
---------------------------------------------------------------------------------------
                                                                  1,229,823         110
---------------------------------------------------------------------------------------
            UTILITIES--.9%
   33,100   Houston Industries, Inc.                              1,021,963          91
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $80,550,003)      98,712,822       8,817
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--11.7%
$     800M  Associates Corp. of North America, 5.51%, 7/14/98  $    798,409     $    71
      700M  Avnet, Inc., 5.53%, 8/17/98                             694,946          62
    1,300M  BellSouth Corp., 5.50%, 8/25/98                       1,289,076         115
    1,100M  Carolina Power & Light Co., 5.52%, 7/17/98            1,097,301          98
    3,600M  Dupont (E.I.) de Nemours & Co., 5.50%, 7/8/98         3,596,150         321
      500M  Dupont (E.I.) de Nemours & Co., 5.50%, 7/14/98          499,007          45
      600M  Eastman Kodak Co., 5.55%, 7/23/98                       597,965          54
      800M  General Motors Acceptance Corp., 5.52%, 7/15/98         798,283          71
      600M  Lubrizol Corp., 5.50%, 8/10/98                          596,333          53
    1,200M  Sharp Electronics Corp., 5.60%, 8/13/98               1,191,973         107
    2,000M  Winn Dixie Stores, Inc., 5.51%, 7/28/98               1,991,735         178
---------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $13,151,178)                                        13,151,178       1,175
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $93,701,181)           99.9%   111,864,000       9,992
OTHER ASSETS, LESS LIABILITIES                            .1         87,352           8
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $111,951,352     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
   AMOUNT   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            MORTGAGE-BACKED CERTIFICATES--72.7%
            Federal National Mortgage Association:
$   1,222M    9%, 6/1/2015                                     $1,292,647     $ 1,321
    1,006M    11%, 10/1/2015                                    1,130,937       1,155
      440M    9%, 10/1/2020                                       469,843         480
      203M    7%, 1/1/2026                                        206,313         211
      751M    7%, 2/1/2026                                        762,779         779
            Government National Mortgage Association I
              Program:
      107M    11.50%, 10/15/2012                                  121,534         124
      136M    11.50%, 5/15/2015                                   155,949         159
      878M    7.50%, 8/15/2026                                    903,946         923
      246M    7.50%, 9/15/2027                                    253,134         259
      248M    7.50%, 3/15/2028                                    254,820         260
      499M    7.50%, 4/15/2028                                    513,509         525
    1,022M  Federal Home Loan Mortgage Corp., 7.50%, 5/1/2024   1,049,256       1,072
-------------------------------------------------------------------------------------
            TOTAL VALUE OF MORTGAGE-BACKED CERTIFICATES (cost
             $7,021,449)                                        7,114,667       7,268
-------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--10.6%
    1,000M  Tennessee Valley Authority Power Board, 6.375%,
              6/15/2005
              (cost $1,004,832)                                 1,039,950       1,062
-------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--11.0%
      750M  U.S. Treasury Bonds, 6.375%, 8/15/2027                824,062         842
      250M  U.S. Treasury Notes, 5.625%, 12/31/1999               250,391         256
-------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT OBLIGATIONS (cost
             $1,051,504)                                        1,074,453       1,098
-------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--4.8%
      475M  Merrill Lynch & Co., Inc., 5.82%, 7/6/98 (cost
              $474,616)                                           474,616         485
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $9,552,401)            99.1%   9,703,686       9,913
OTHER ASSETS, LESS LIABILITIES                            .9       85,299          87
-------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $9,788,985     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE GROWTH FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--97.1%
            AEROSPACE/DEFENSE--1.5%
   26,000   Boeing Company                                     $  1,158,625     $    71
   10,000   *General Motors Corporation - Class "H"                 471,250          29
    9,000   United Technologies Corporation                         832,500          51
---------------------------------------------------------------------------------------
                                                                  2,462,375         151
---------------------------------------------------------------------------------------
            AUTOMOTIVE--.4%
   10,000   Goodyear Tire & Rubber Company                          644,375          40
---------------------------------------------------------------------------------------
            BANKS--6.9%
   18,950   Associated Banc-Corp                                    712,994          44
   14,800   Citicorp                                              2,208,900         136
   37,200   First Union Corporation                               2,166,900         133
   20,000   Mercantile Bankshares Corporation                       696,250          43
   18,400   NationsBank Corporation                               1,407,600          87
   15,300   State Street Corporation                              1,063,350          65
   44,900   U.S. Bancorp                                          1,930,700         119
   16,000   Wilmington Trust Corporation                            974,000          60
---------------------------------------------------------------------------------------
                                                                 11,160,694         687
---------------------------------------------------------------------------------------
            BUSINESS SERVICES--3.2%
   28,000   *Barnett, Inc.                                          567,000          35
   31,000   Dames & Moore Group                                     399,125          25
   26,000   G & K Services, Inc. - Class "A"                      1,134,250          70
   15,000   Hertz Corporation - Class "A"                           664,687          41
   18,000   *Ionics, Inc.                                           663,750          41
   30,000   *Tetra Tech, Inc.                                       727,500          45
   25,000   *U.S. Rentals, Inc.                                     985,937          61
---------------------------------------------------------------------------------------
                                                                  5,142,249         318
---------------------------------------------------------------------------------------
            CHEMICALS--1.3%
   14,000   Du Pont (E.I.) de Nemours & Company                   1,044,750          64
   20,800   Minerals Technologies, Inc.                           1,058,200          65
---------------------------------------------------------------------------------------
                                                                  2,102,950         129
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT--3.6%
   14,000   *3Com Corporation                                  $    429,625     $    26
    6,000   *Black Box Corporation                                  199,125          12
    8,000   *Ciena Corporation                                      557,000          34
   27,000   *Cisco Systems, Inc.                                  2,485,687         153
   17,768   Lucent Technologies, Inc.                             1,478,075          91
   14,000   Motorola, Inc.                                          735,875          45
---------------------------------------------------------------------------------------
                                                                  5,885,387         361
---------------------------------------------------------------------------------------
            COMPUTERS & OFFICE EQUIPMENT--3.5%
   28,300   Compaq Computer Corporation                             803,012          49
   36,000   *EMC Corporation                                      1,613,250          99
   18,600   Hewlett-Packard Company                               1,113,675          68
   19,100   International Business Machines Corporation           2,192,919         135
---------------------------------------------------------------------------------------
                                                                  5,722,856         351
---------------------------------------------------------------------------------------
            DRUGS--8.1%
   24,000   American Home Products Corporation                    1,242,000          76
   45,100   *Covance, Inc.                                        1,014,750          62
   35,000   *Genzyme Corporation (General Division)                 894,687          55
   15,500   Johnson & Johnson                                     1,143,125          70
   10,000   Merck & Company, Inc.                                 1,337,500          82
   25,000   Pfizer, Inc.                                          2,717,187         167
   40,000   Pharmacia & Upjohn, Inc.                              1,845,000         113
   24,300   Warner-Lambert Company                                1,685,812         104
   29,100   Zeneca Group PLC (ADR)                                1,276,762          79
---------------------------------------------------------------------------------------
                                                                 13,156,823         808
---------------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT--3.0%
   45,000   General Electric Company                              4,095,000         252
   31,000   *Littlefuse, Inc.                                       782,750          48
---------------------------------------------------------------------------------------
                                                                  4,877,750         300
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE GROWTH FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ELECTRONICS--3.2%
   42,700   *Analog Devices, Inc.                              $  1,048,819     $    64
   32,000   *Applied Materials, Inc.                                944,000          58
   16,700   Dallas Semiconductor Corporation                        517,700          32
   25,600   Intel Corporation                                     1,897,600         117
   14,400   Texas Instruments, Inc.                                 839,700          52
---------------------------------------------------------------------------------------
                                                                  5,247,819         323
---------------------------------------------------------------------------------------
            ENERGY SERVICES--1.2%
   13,000   Diamond Offshore Drilling, Inc.                         520,000          32
   21,000   Schlumberger, Ltd.                                    1,434,562          88
---------------------------------------------------------------------------------------
                                                                  1,954,562         120
---------------------------------------------------------------------------------------
            ENERGY SOURCES--3.0%
    6,700   *Barrett Resources Corporation                          250,831          15
   16,500   Chevron Corporation                                   1,370,531          84
   19,000   Exxon Corporation                                     1,354,937          83
   33,700   Royal Dutch Petroleum Company                         1,847,181         114
---------------------------------------------------------------------------------------
                                                                  4,823,480         296
---------------------------------------------------------------------------------------
            ENTERTAINMENT PRODUCTS--.4%
   24,700   *Speedway Motorsports, Inc.                             631,394          39
---------------------------------------------------------------------------------------
            FINANCIAL SERVICES--5.4%
   20,000   American Express Company                              2,280,000         140
   16,000   Associates First Capital Corporation                  1,230,000          76
   33,280   Fannie Mae                                            2,021,760         124
   15,300   Merrill Lynch & Company, Inc.                         1,411,425          87
   20,385   Morgan Stanley, Dean Witter, Discover and Company     1,862,679         115
---------------------------------------------------------------------------------------
                                                                  8,805,864         542
---------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--5.8%
   12,000   *Beringer Wine Estates Holdings, Inc. - Class "B"       528,750          33
   16,500   Coca-Cola Company                                     1,410,750          87
   11,000   General Mills, Inc.                                     752,125          46
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO (continued)
   20,000   *Landry's Seafood Restaurants, Inc.                $    361,876     $    22
   25,000   McDonald's Corporation                                1,725,000         106
   39,100   PepsiCo, Inc.                                         1,610,431          99
   38,000   Philip Morris Companies, Inc.                         1,496,250          92
   27,000   Sara Lee Corporation                                  1,510,312          93
---------------------------------------------------------------------------------------
                                                                  9,395,494         578
---------------------------------------------------------------------------------------
            HEALTH SERVICES--2.3%
   40,650   Columbia/HCA Healthcare Corporation                   1,183,931          73
   13,000   Servicemaster Company                                   494,813          30
   16,000   Shared Medical System Corporation                     1,175,000          72
   14,000   United Healthcare Corporation                           889,000          55
---------------------------------------------------------------------------------------
                                                                  3,742,744         230
---------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS--3.5%
   18,000   *Bush Boake Allen, Inc.                                 527,625          32
    8,900   Estee Lauder Companies, Inc. - Class "A"                620,219          38
   23,000   Gillette Company                                      1,303,813          80
   25,000   Kimberly-Clark Corporation                            1,146,875          71
   24,000   Procter & Gamble Company                              2,185,500         134
---------------------------------------------------------------------------------------
                                                                  5,784,032         355
---------------------------------------------------------------------------------------
            INSURANCE--6.4%
   45,000   Ace, Ltd.                                             1,755,000         108
   17,000   Allstate Corporation                                  1,556,563          96
   12,262   American International Group, Inc.                    1,790,252         110
   33,000   Frontier Insurance Group, Inc.                          744,563          46
   21,000   Marsh & McLennan Companies, Inc.                      1,269,188          78
   16,000   Reinsurance Group of America                            946,000          58
   38,299   Travelers Group, Inc.                                 2,321,877         143
---------------------------------------------------------------------------------------
                                                                 10,383,443         639
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE GROWTH FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            MACHINERY & MANUFACTURING--1.2%
   25,000   Donaldson Company, Inc.                            $    590,625     $    36
   10,000   Minnesota Mining and Manufacturing Company              821,875          51
    8,000   Nordson Corporation                                     376,000          23
    9,000   W.H. Brady Company                                      250,313          15
---------------------------------------------------------------------------------------
                                                                  2,038,813         125
---------------------------------------------------------------------------------------
            MEDIA--5.5%
   10,000   *ADVO, Inc.                                             281,875          17
   18,300   *AirTouch Communications, Inc.                        1,069,406          66
    8,000   *America Online, Inc.                                   848,000          52
   25,800   CBS Corporation                                         819,150          50
   33,400   *Cox Communications, Inc. - Class "A"                 1,617,813          99
   29,000   Gannett Company, Inc.                                 2,060,813         127
    8,800   *Tele-Communications, Inc. Liberty Media Group -
              Series "A"                                            341,550          21
    7,500   Time-Warner, Inc.                                       640,781          39
   12,000   Walt Disney Company                                   1,260,750          78
---------------------------------------------------------------------------------------
                                                                  8,940,138         549
---------------------------------------------------------------------------------------
            MEDICAL PRODUCTS--2.2%
   32,000   Abbott Laboratories                                   1,308,000          80
   17,000   Biomet, Inc.                                            562,063          35
   25,000   Life Technologies, Inc.                                 784,375          48
   14,200   Perkin-Elmer Corporation                                883,063          54
---------------------------------------------------------------------------------------
                                                                  3,537,501         217
---------------------------------------------------------------------------------------
            MISCELLANEOUS--1.1%
   10,800   Ethan Allen Interiors, Inc.                             539,325          33
   27,900   Service Corporation International                     1,196,213          74
---------------------------------------------------------------------------------------
                                                                  1,735,538         107
---------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--.3%
   12,000   Bemis Company, Inc.                                     490,500          30
---------------------------------------------------------------------------------------
            PIPELINE--.1%
    7,000   MCN Energy Group, Inc.                                  174,125          11
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            RETAIL--7.1%
   19,500   *Barnes & Noble, Inc.                              $    730,031     $    45
   41,300   CVS Corporation                                       1,608,119          99
   36,000   Dayton Hudson Corporation                             1,746,000         107
   26,000   Home Depot, Inc.                                      2,159,625         133
   46,000   *OfficeMax, Inc.                                        759,000          47
   26,000   *Petco Animal Supplies, Inc.                            518,375          32
   27,500   *Staples, Inc.                                          795,781          49
   32,000   *Stein Mart, Inc.                                       432,000          27
   40,000   Wal-Mart Stores, Inc.                                 2,430,000         149
   19,200   *West Marine, Inc.                                      345,600          21
---------------------------------------------------------------------------------------
                                                                 11,524,531         709
---------------------------------------------------------------------------------------
            SOFTWARE/SERVICES--9.9%
   25,000   *American Management Systems, Inc.                      748,438          46
   26,000   Automatic Data Processing, Inc.                       1,894,750         116
   20,000   *BISYS Group, Inc.                                      820,000          50
   30,000   *Computer Sciences Corporation                        1,920,000         118
   19,300   *DST Systems, Inc.                                    1,080,800          66
   35,000   First Data Corporation                                1,165,938          72
   33,000   *Microsoft Corporation                                3,576,375         220
   26,000   *PeopleSoft, Inc.                                     1,222,000          75
   29,800   *Policy Management Systems Corporation                1,169,650          72
   44,700   *Sterling Software, Inc.                              1,321,444          81
   16,000   *Synopsys, Inc.                                         732,000          45
   18,000   *Systems & Computer Technology Corporation              486,000          30
---------------------------------------------------------------------------------------
                                                                 16,137,395         991
---------------------------------------------------------------------------------------
            TELEPHONE--3.9%
   38,000   Bell Atlantic Corporation                             1,733,750         107
    9,000   Century Telephone Enterprises, Inc.                     412,875          25
   54,100   SBC Communications, Inc.                              2,164,000         133
   40,700   *WorldCom, Inc.                                       1,971,406         121
---------------------------------------------------------------------------------------
                                                                  6,282,031         386
---------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE GROWTH FUND
June 30, 1998

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TRANSPORTATION--1.3%
   23,750   Air Express International Corporation              $    635,313     $    39
   20,000   C.H. Robinson Worldwide, Inc.                           497,500          31
   12,000   Union Pacific Corporation                               529,500          33
   22,500   Werner Enterprises, Inc.                                428,906          26
---------------------------------------------------------------------------------------
                                                                  2,091,219         129
---------------------------------------------------------------------------------------
            TRAVEL & LEISURE--1.8%
   18,000   *Mesaba Holdings, Inc.                                  414,000          25
   40,000   *Mirage Resorts, Inc.                                   852,500          52
   60,000   Southwest Airlines Company                            1,777,500         109
---------------------------------------------------------------------------------------
                                                                  3,044,000         186
---------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $104,761,189)    157,920,082       9,707
---------------------------------------------------------------------------------------
            REPURCHASE AGREEMENT--2.8%
$   4,575M  Paine Webber, Inc., 5.75%, 7/1/98 (collateralized
              by U.S. Treasury Bond, 8.75%, 8/15/20, valued
              at $4,687,317)(cost $4,575,000)                     4,575,000         281
---------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $109,336,189)          99.9%   162,495,082       9,988
OTHER ASSETS, LESS LIABILITIES                            .1        195,232          12
---------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $162,690,314     $10,000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           CORPORATE BONDS--91.7%
           APPAREL/TEXTILES--2.3%
$    350M  Pillowtex Corp., 9%, 2007                          $   361,812     $    55
   1,100M  Polymer Group, Inc., 9%, 2007                        1,113,750         170
-------------------------------------------------------------------------------------
                                                                1,475,562         225
-------------------------------------------------------------------------------------
           AUTOMOTIVE--2.2%
     700M  Collins & Aikman Products Co., 11.50%, 2006            777,000         119
     700M  Walbro Corp., 9.875%, 2005                             684,250         105
-------------------------------------------------------------------------------------
                                                                1,461,250         224
-------------------------------------------------------------------------------------
           BUILDING MATERIALS--.8%
     500M  Falcon Building Products Corp., 9.50%, 2007            493,750          76
-------------------------------------------------------------------------------------
           CHEMICALS--2.6%
     600M  Huntsman Polymers Corp., 11.75%, 2004                  657,000         100
   1,025M  Hydrochem Industrial Services, Inc., 10.375%,
             2007                                               1,045,500         160
-------------------------------------------------------------------------------------
                                                                1,702,500         260
-------------------------------------------------------------------------------------
           CONSUMER PRODUCTS--3.5%
     700M  Commemorative Brands, Inc., 11%, 2007                  709,625         109
     800M  Corning Consumer Products Co., 9.625%, 2008 +          796,000         122
     700M  Herff Jones, Inc., 11%, 2005                           763,000         117
-------------------------------------------------------------------------------------
                                                                2,268,625         348
-------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING--3.0%
   1,000M  Radnor Holdings, Inc., 10%, 2003 +                   1,045,000         160
     900M  Tekni-Plex, Inc., 9.25%, 2008                          900,000         138
-------------------------------------------------------------------------------------
                                                                1,945,000         298
-------------------------------------------------------------------------------------
           DURABLE GOODS MANUFACTURING--3.2%
     750M  Clark Material Handling, Inc., 10.75%, 2006            811,875         124
     800M  Columbus McKinnon Corp., 8.50%, 2008 +                 794,000         121
     500M  Numatics, Inc., 9.625%, 2008 +                         507,500          78
-------------------------------------------------------------------------------------
                                                                2,113,375         323
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           ELECTRIC & GAS UTILITIES--1.5%
$  1,000M  AES Corp., 8.50%, 2007                             $ 1,012,500     $   155
-------------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT--.9%
     550M  Amphenol Corp., 9.875%, 2007                           578,875          89
-------------------------------------------------------------------------------------
           ENERGY--5.2%
     800M  Chesapeake Energy Corp., 9.625%, 2005 +                802,000         123
     800M  Giant Industries, Inc., 9.75%, 2003                    834,000         128
   1,000M  Veritas DGC, Inc., 9.75%, 2003                       1,092,500         167
     650M  Vintage Petroleum, Inc., 9%, 2005                      671,125         103
-------------------------------------------------------------------------------------
                                                                3,399,625         521
-------------------------------------------------------------------------------------
           ENTERTAINMENT/LEISURE--1.5%
   1,000M  Outboard Marine Corp., 10.75%, 2008 +                1,010,000         154
-------------------------------------------------------------------------------------
           FOOD/BEVERAGE/TOBACCO--4.0%
     320M  Doane Products Co., 10.625%, 2006                      348,800          53
   1,000M  International Home Foods, Inc., 10.375%, 2006        1,090,000         167
     600M  Van de Kamps, Inc., 12%, 2005                          684,000         105
     500M  Windy Hill Pet Food Co., 9.75%, 2007                   525,000          80
-------------------------------------------------------------------------------------
                                                                2,647,800         405
-------------------------------------------------------------------------------------
           GAMING/LODGING--2.7%
     750M  Casino America, Inc., 12.50%, 2003                     846,562         129
     900M  Empress Entertainment, Inc., 8.125%, 2006 +            902,250         138
-------------------------------------------------------------------------------------
                                                                1,748,812         267
-------------------------------------------------------------------------------------
           HEALTHCARE--6.9%
     700M  Dade International, Inc., 11.125%, 2006                780,500         119
     700M  Fisher Scientific International, Inc., 9%, 2008        693,000         106
     900M  Genesis Health Ventures, Inc., 9.75%, 2005             931,500         142
     600M  ICN Pharmaceuticals, Inc., 9.25%, 2005                 636,000          97
     400M  Integrated Health Services, Inc., 10.25%, 2006         428,500          66
   1,000M  Tenet Healthcare Corp., 8.625%, 2007                 1,032,500         158
-------------------------------------------------------------------------------------
                                                                4,502,000         688
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           INFORMATION TECHNOLOGY/OFFICE EQUIPMENT--1.2%
$    750M  General Binding Corp., 9.375%, 2008 +              $   761,250     $   116
-------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--11.5%
     500M  Diamond Cable Communications PLC, 0% - 11.75%,
             2005                                                 412,500          63
   1,075M  Echostar Communications Corp., 0% - 12.875%, 2004    1,048,125         160
     500M  Grupo Televisa, SA, 11.875%, 2006                      557,500          85
     500M  Rogers Cablesystems, Inc., 10%, 2005                   557,500          85
   1,000M  Salem Communications Corp., 9.50%, 2007              1,046,250         160
     500M  Sinclair Broadcasting Group, Inc., 9%, 2007            518,125          79
     700M  Star Choice Communications, Inc., 13%, 2005            717,500         110
   1,000M  Sullivan Broadcasting Co., Inc., 10.25%, 2005        1,140,000         174
     900M  TCI Satellite Entertainment, Inc., 10.875%, 2007       897,750         137
     600M  World Color Press, Inc., 9.125%, 2003                  622,500          95
-------------------------------------------------------------------------------------
                                                                7,517,750       1,148
-------------------------------------------------------------------------------------
           MEDIA (OTHER)--3.9%
   1,500M  Affiliated Newspaper Investments, Inc.,
             0% - 13.25%, 2006                                  1,470,000         225
     500M  Garden State Newspapers, Inc., 12%, 2004               555,000          85
     500M  Outdoor Systems, Inc., 8.875%, 2007                    518,750          79
-------------------------------------------------------------------------------------
                                                                2,543,750         389
-------------------------------------------------------------------------------------
           MINING/METALS--6.6%
     900M  Commonwealth Aluminum Corp., 10.75%, 2006              949,500         145
   1,000M  CSN Iron, SA, 9.125%, 2007 +                           812,500         124
     750M  WCI Steel, Inc., 10%, 2004                             770,625         118
     700M  Wells Aluminum Corp., 10.125%, 2005                    738,500         113
   1,000M  Wheeling-Pittsburgh Corp., 9.25%, 2007               1,020,000         156
-------------------------------------------------------------------------------------
                                                                4,291,125         656
-------------------------------------------------------------------------------------
           MISCELLANEOUS--3.6%
     800M  Allied Waste North America, Inc., 10.25%, 2006         879,000         134
     950M  Loomis Fargo & Co., 10%, 2004                          954,750         146
     450M  Pierce-Leahy Corp., 11.125%, 2006                      505,125          77
-------------------------------------------------------------------------------------
                                                                2,338,875         357
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--4.8%
$    500M  Container Corp., 11.25%, 2004                      $   547,500     $    84
     650M  Riverwood International Corp., 10.25%, 2006            667,063         102
     800M  S.D. Warren Co., Inc., 12%, 2004                       886,000         135
   1,000M  Stone Container Corp., 10.75%, 2002                  1,063,750         163
-------------------------------------------------------------------------------------
                                                                3,164,313         484
-------------------------------------------------------------------------------------
           REAL ESTATE/CONSTRUCTION--1.1%
     800M  Cathay International, Ltd., 13%, 2008 +                696,000         106
-------------------------------------------------------------------------------------
           RESTAURANTS--.8%
     500M  Perkins Family Restaurants, L.P., 10.125%, 2007        529,375          81
-------------------------------------------------------------------------------------
           RETAIL-FOOD/DRUG--2.9%
   1,000M  Randall's Food Markets, Inc., 9.375%, 2007           1,057,500         162
     820M  Stater Brothers Holdings, Inc., 9%, 2004               840,500         129
-------------------------------------------------------------------------------------
                                                                1,898,000         291
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--13.5%
     650M  21st Century Telecommunications Group, Inc.,
             0% - 12.25%, 2008 +                                  368,875          56
   1,000M  Comcast Cellular Holdings, Inc., 9.50%, 2007         1,042,500         159
   1,500M  E Spire Communications, Inc., 0% - 13%, 2005         1,248,750         191
   1,000M  McCaw International, Ltd., 0% - 13%, 2007              666,250         102
   1,500M  McLeodUSA, Inc., 0% - 10.50%, 2007                   1,123,125         172
   1,250M  Netia Holdings BV, 0% - 11.25%, 2007                   828,125         127
     800M  Nextlink Communications, LLC, 9%, 2008 +               801,000         122
     700M  Paging Network, Inc., 10%, 2008                        726,250         111
   1,100M  Powertel, Inc., 0% - 12%, 2006                         847,000         130
   1,000M  Qwest Communications International, Inc.,
             0% - 9.47%, 2007                                     750,000         115
     700M  RCN Corp., 0% - 11%, 2008                              419,125          64
-------------------------------------------------------------------------------------
                                                                8,821,000       1,349
-------------------------------------------------------------------------------------
           TRANSPORTATION--1.5%
   1,000M  American Commercial Lines, LLC, 10.25%, 2008 +       1,016,250         155
-------------------------------------------------------------------------------------
           TOTAL VALUE OF CORPORATE BONDS (cost $58,026,217)   59,937,362       9,165
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
  SHARES                                                                     FOR EACH
      OR                                                                   $10,000 OF
WARRANTS   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           COMMON STOCKS--.2%
           MEDIA (CABLE TV/BROADCASTING)--.1%
   2,100   *Echostar Communications Corp.  - Class "A"        $    50,531     $     7
-------------------------------------------------------------------------------------
           MEDIA (OTHER)--.1%
   1,000   *Affiliated Newspaper Investments, Inc.                 90,000          14
-------------------------------------------------------------------------------------
           TOTAL VALUE OF COMMON STOCKS (cost $20,963)            140,531          21
-------------------------------------------------------------------------------------
           PREFERRED STOCKS--2.7%
           DURABLE GOODS MANUFACTURING--.5%
     300   Day International Group, Inc., 12.25%                  305,250          47
-------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--1.4%
     830   Time Warner, Inc., 10.25%, PIK, Series "K"             926,488         142
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--.8%
  10,800   S.D. Warren Co., Inc., 14%, Series "B"                 540,000          82
-------------------------------------------------------------------------------------
           TOTAL VALUE OF PREFERRED STOCKS (cost $1,417,107)    1,771,738         271
-------------------------------------------------------------------------------------
           WARRANTS--.5%
           GAMING/LODGING--.0%
     200   *Goldriver Finance Corp., Liquidating Trust                200          --
-------------------------------------------------------------------------------------
           MEDIA (CABLE TV/BROADCASTING)--.1%
  16,212   *Star Choice Communications, Inc. (expiring
             12/15/05) +                                           42,557           6
-------------------------------------------------------------------------------------
           MINING/METALS--.0%
     800   *Gulf State Steel Acquisition Corp. (expiring
             4/15/03) +                                                 8          --
-------------------------------------------------------------------------------------
           PAPER/FOREST PRODUCTS--.1%
  10,800   *S.D. Warren Co., Inc. (expiring 12/15/06) +            54,000           8
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--.3%
   1,500   *E Spire Communications, Inc. (expiring 11/1/05)
             +                                                    232,500          36
   1,000   *McCaw International, Ltd. (expiring 4/15/07) +          5,000           1
-------------------------------------------------------------------------------------
                                                                  237,500          37
-------------------------------------------------------------------------------------
           TOTAL VALUE OF WARRANTS (cost $2,500)                  334,265          51
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
   UNITS                                                                     INVESTED
      OR                                                                     FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           UNITS--.8%
           MEDIA (CABLE TV/BROADCASTING)
   1,100   Diva Systems Corp. (cost $610,188) (a)+            $   511,500     $    78
-------------------------------------------------------------------------------------
           SHORT-TERM CORPORATE NOTES--2.2%
$  1,200M  Ford Motor Credit Corp., 5.61%, 7/2/98               1,199,813         184
     250M  General Electric Capital Corp., 5.70%, 7/2/98          249,960          38
-------------------------------------------------------------------------------------
           TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
            $1,449,773)                                         1,449,773         222
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $61,526,748)          98.1%   64,145,169       9,808
OTHER ASSETS, LESS LIABILITIES                          1.9     1,252,698         192
-------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $65,397,867     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Non-income producing
+ See Note 4
(a) Each unit consists of one 0%-12.625% senior discount note due 2008 and three warrants to buy three shares of common stock.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           COMMON STOCKS--91.4%
           UNITED STATES--30.9%
  14,150   Abbott Laboratories                                $   578,381     $    64
  11,550   American Express Company                             1,316,700         147
   6,132   American International Group, Inc.                     895,272         100
  16,100   *Analog Devices, Inc.                                  395,456          44
  16,600   *Cisco Systems, Inc.                                 1,528,237         170
   3,010   Citicorp                                               449,243          50
   8,450   Coca-Cola Company                                      722,475          80
  13,000   CVS Corporation                                        506,188          56
   6,750   Duke Energy Corporation                                399,938          45
  11,700   Exxon Corporation                                      834,356          93
  13,100   Fannie Mae                                             795,825          89
   7,525   First Data Corporation                                 250,677          28
  10,000   Gannett Company, Inc.                                  710,625          79
  14,700   General Electric Company                             1,337,700         149
  10,560   Gillette Company                                       598,620          67
   7,675   Hertz Corporation  - Class "A"                         340,098          38
  11,870   Hewlett-Packard Company                                710,716          79
   9,750   Home Depot, Inc.                                       809,859          90
   6,010   Intel Corporation                                      445,491          50
  10,950   Johnson & Johnson                                      807,563          90
   6,850   Kimberly-Clark Corporation                             314,244          35
   7,458   Lucent Technologies, Inc.                              620,412          69
  13,750   McDonald's Corporation                                 948,750         106
   9,500   MCI Communications Corporation                         552,188          62
   8,250   *Microsoft Corporation                                 894,094         100
   8,700   *Mirage Resorts, Inc.                                  185,419          21
   9,750   Nabisco Holdings Corporation  - Class "A"              351,609          39
  10,000   *PeopleSoft, Inc.                                      470,000          52
   4,400   Pfizer, Inc.                                           478,225          53
  17,780   Pharmacia & Upjohn, Inc.                               820,103          91
   8,085   Procter & Gamble Company                               736,240          82
  16,880   SBC Communications, Inc.                               675,200          75
   7,930   Schlumberger, Ltd.                                     541,718          60
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           UNITED STATES (continued)
  17,100   Southwest Airlines Company                         $   506,588     $    56
  15,475   State Street Corporation                             1,075,513         120
   9,100   Travelers Group, Inc.                                  551,688          61
  12,200   US Bancorp                                             524,600          58
  21,550   Wal-Mart Stores, Inc.                                1,309,163         146
   4,780   Walt Disney Company                                    502,199          56
  18,450   Warner-Lambert Company                               1,279,969         143
-------------------------------------------------------------------------------------
                                                               27,771,342       3,093
-------------------------------------------------------------------------------------
           UNITED KINGDOM--11.4%
  27,000   B.A.T Industries PLC                                   270,297          30
  38,746   Bass PLC                                               725,992          81
  31,021   BOC Group PLC                                          423,384          47
  49,983   British Petroleum PLC                                  728,882          81
  63,050   BTR PLC                                                178,835          20
  41,500   Compass Group PLC                                      477,080          53
  13,961   Cookson Group PLC                                       47,985           5
  56,716   Diageo PLC                                             671,875          75
  30,100   Great Universal Stores PLC                             396,751          44
  31,000   HSBC Holdings PLC                                      751,025          84
  23,700   Marks & Spencer PLC                                    215,708          24
  40,613   PowerGen PLC                                           562,429          63
  35,579   Reckitt & Colman PLC                                   679,118          76
  51,409   Royal & Sun Alliance Insurance Group PLC               524,516          58
  32,000   Royal Bank of Scotland Group PLC                       555,277          62
   7,500   Seibe PLC                                              149,789          17
  72,675   Smithkline Beecham PLC                                 886,998          99
  29,000   Standard Chartered PLC                                 329,510          37
  69,200   WPP Group PLC                                          453,468          51
  27,800   Zeneca Group PLC                                     1,193,004         133
-------------------------------------------------------------------------------------
                                                               10,221,923       1,140
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           FRANCE--9.3%
   3,940   Alcatel Alsthom                                    $   802,203     $    89
   6,513   Assurances Generales de France                         368,522          41
   6,380   Axa-Uap                                                717,562          80
  14,542   Banque Nationale de Paris                            1,188,176         132
   2,559   Compagnie de Saint Gobain                              474,466          53
   7,400   Michelin (C.D.G.E.)  - Class "B"                       427,156          48
   6,699   Rhone-Poulenc SA  - Series "A"                         377,828          42
   5,268   Societe Generale Paris                               1,095,244         122
   7,000   Societe Nationale Elf Aquitaine SA                     984,117         110
   5,894   Total SA  - Class "B"                                  766,235          85
   5,450   Vivendi                                              1,163,730         130
-------------------------------------------------------------------------------------
                                                                8,365,239         932
-------------------------------------------------------------------------------------
           GERMANY--8.1%
   1,500   Adidas-Salomon AG                                      259,275          29
  32,190   Bayer AG                                             1,660,293         185
  14,020   Dresdner Bank AG                                       755,744          84
   9,520   Hoechst AG                                             475,199          53
   2,280   Karstadt AG                                          1,101,452         123
   2,540   MAN AG                                                 987,837         110
   9,900   Mannesmann AG                                        1,004,241         112
     180   SAP AG                                                 109,195          12
   5,830   Siemens AG                                             354,638          39
   8,900   Veba AG                                                606,470          68
-------------------------------------------------------------------------------------
                                                                7,314,344         815
-------------------------------------------------------------------------------------
           NETHERLANDS--5.5%
  18,271   ING Groep NV                                         1,196,376         133
   6,700   Koninklijke KPN NV                                     257,892          29
  13,700   Philips Electronics NV                               1,151,644         128
   5,833   PolyGram NV                                            297,639          33
  14,600   Royal Dutch Petroleum Company  - NY Shares             800,262          89
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           NETHERLANDS (continued)
   6,700   *TNT Post Group NV                                 $   171,269     $    19
  13,000   Unilever NV-CVA                                      1,031,450         115
-------------------------------------------------------------------------------------
                                                                4,906,532         546
-------------------------------------------------------------------------------------
           JAPAN--5.2%
  13,000   Dai Nippon Printing Company, Ltd.                      207,479          23
  60,000   Daiwa Securities Company, Ltd.                         258,096          29
  14,000   Eisai Company, Ltd.                                    190,653          21
   9,000   Fuji Machine Manufacturing Company                     238,642          27
  10,000   Fuji Photo Film                                        348,020          39
  26,000   JUSCO Company, Ltd.                                    476,780          53
   5,600   Mabuchi Motor Company, Ltd.                            355,081          40
   7,200   Matsumotokiyoshi Company, Ltd.                         253,168          28
  20,000   Matsushita Electric Industrial Company, Ltd.           321,360          36
      56   Nippon Telegraph & Telephone Corporation               464,027          52
   2,000   Rohm Company, Ltd.                                     205,353          23
  22,000   Sanwa Bank, Ltd.                                       196,720          22
   6,400   Sony Corporation                                       551,068          61
     300   Square Company, Ltd.                                     7,998           1
  40,000   Takashimaya Company, Ltd.                              301,472          34
  43,000   Toshiba Corporation                                    175,672          20
   4,000   Uni-Charm Corporation                                  148,142          16
-------------------------------------------------------------------------------------
                                                                4,699,731         525
-------------------------------------------------------------------------------------
           SWITZERLAND--3.0%
     100   Compagnie Financiere Richemont AG                      130,867          15
   2,240   Credit Suisse Group                                    498,414          56
     580   Holderbank Financiere Glarus AG                        737,995          82
     457   Nestle AG Regd                                         977,987         109
     220   Novartis AG                                            366,374          41
-------------------------------------------------------------------------------------
                                                                2,711,637         303
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           AUSTRALIA--2.7%
  60,690   *AMP, Ltd.                                         $   710,297     $    79
  62,500   Australian & New Zealand Banking Group, Ltd.           431,150          48
  83,714   CSR, Ltd.                                              241,565          27
     309   Goodman Fielder, Ltd.                                      450          --
 100,126   News Corporation, Ltd.                                 817,187          91
  64,411   WMC, Ltd.                                              193,845          22
-------------------------------------------------------------------------------------
                                                                2,394,494         267
-------------------------------------------------------------------------------------
           SPAIN--2.2%
   4,700   Banco Popular Espanol SA                               401,568          45
  16,200   Banco Santander SA                                     415,337          46
  25,000   Endesa SA                                              547,880          61
   4,472   Telefonica SA (ADR)                                    621,887          69
-------------------------------------------------------------------------------------
                                                                1,986,672         221
-------------------------------------------------------------------------------------
           SWEDEN--2.2%
   6,600   ForeningsSparbanken AB  - Class "A"                    198,622          22
 124,400   *Nordbanken Holding AB                                 912,524         102
  10,090   Pharmacia & Upjohn, Inc.                               464,333          52
  12,410   Volvo AB                                               369,578          41
-------------------------------------------------------------------------------------
                                                                1,945,057         217
-------------------------------------------------------------------------------------
           CANADA--1.9%
  13,400   Canadian Imperial Bank of Commerce                     434,662          48
  10,100   Canadian National Railway Company                      536,562          60
  25,700   Canadian Pacific, Ltd.                                 729,237          81
-------------------------------------------------------------------------------------
                                                                1,700,461         189
-------------------------------------------------------------------------------------
           FINLAND--1.6%
  43,730   Metsa-Serla OY  - Class "B"                            422,436          47
   9,900   Nokia Corporation  - Class "A" (ADR)                   718,369          80
   4,700   Nokia OYJ  - Class "A"                                 345,658          38
-------------------------------------------------------------------------------------
                                                                1,486,463         165
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1998

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           ITALY--1.5%
 180,433   Telecom Italia SpA                                 $ 1,328,203     $   148
-------------------------------------------------------------------------------------
           DENMARK--1.4%
   3,810   Novo  - Nordisk A/S                                    525,210          59
   8,450   Unidanmark A/S  - Class "A" Regd                       759,355          85
-------------------------------------------------------------------------------------
                                                                1,284,565         144
-------------------------------------------------------------------------------------
           IRELAND--1.1%
  44,802   Allied Irish Banks PLC                                 647,725          72
 124,331   Jefferson Smurfit Group PLC                            374,435          42
-------------------------------------------------------------------------------------
                                                                1,022,160         114
-------------------------------------------------------------------------------------
           MEXICO--1.1%
 107,900   *Banacci  - Class "B"                                  204,363          23
  65,200   Coca-Cola Femsa SA  - Series "L"                       114,054          13
  14,500   *Grupo Televisa SA                                     273,012          30
  78,000   Kimberly Clark de Mexico  - Class "A"                  270,816          30
   2,200   Telefonos de Mexico SA  - Series "L" (ADR)             105,737          12
-------------------------------------------------------------------------------------
                                                                  967,982         108
-------------------------------------------------------------------------------------
           NEW ZEALAND--.5%
  19,200   Telecom Corporation of New Zealand  - I/R               41,061           5
  26,740   Telecom Corporation of New Zealand, Ltd.               110,209          12
   8,450   Telecom Corporation of New Zealand, Ltd. (ADR)         276,737          31
-------------------------------------------------------------------------------------
                                                                  428,007          48
-------------------------------------------------------------------------------------
           HONG KONG--.4%
  69,000   Cheung Kong Holdings, Ltd.                             339,273          38
-------------------------------------------------------------------------------------
           SINGAPORE--.3%
 129,000   Overseas Union Bank, Ltd. Foreign Regd                 282,510          31
-------------------------------------------------------------------------------------
           ARGENTINA--.3%
   8,200   Telefonica de Argentina SA  - Class "B" (ADR)          265,987          30
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           NORWAY--.3%
  15,420   Saga Petroleum ASA  - Series "A"                   $   237,121     $    26
-------------------------------------------------------------------------------------
           CHILE--.1%
   5,000   Cia de Telecomunicaciones de Chile SA (ADR)            101,562          11
-------------------------------------------------------------------------------------
           SOUTH KOREA--.1%
   6,600   Pohang Iron & Steel Company, Ltd.                       79,200           9
-------------------------------------------------------------------------------------
           TAIWAN--.1%
   3,600   *Taiwan Semiconductor Manufacturing Co., Ltd.
             (ADR)                                                 60,750           7
-------------------------------------------------------------------------------------
           PHILIPPINES--.1%
 187,200   Ayala Land, Inc.                                        53,857           6
-------------------------------------------------------------------------------------
           INDIA--.1%
   3,200   Ranbaxy Laboratories, Ltd. (GDR)                        51,200           6
-------------------------------------------------------------------------------------
           THAILAND--.0%
  18,500   Thai Farmers Bank Public Company, Ltd. Foreign
             Regd                                                  16,291           2
-------------------------------------------------------------------------------------
           TOTAL VALUE OF COMMON STOCKS (cost $61,751,063)     82,022,563       9,141
-------------------------------------------------------------------------------------
           PREFERRED STOCKS--2.7%
           BRAZIL--1.5%
 535,900   Banco Itau SA                                          303,480          34
 293,000   Companhia Cervejaria Brahma                            181,244          20
7,774,138  Companhia Energetic de Minas Gerais (CEMIG)            240,221          27
1,168,400  Petroleo Brasileiro SA  - Petrobras                    217,089          24
3,193,000  Telecomunicacoes Brasileiras SA                        351,868          39
 962,100   *Telesp Celular SA  - Class "B"                         80,624           9
   5,000   *Vale Do Rio Doce  - Class "B"                              --          --
-------------------------------------------------------------------------------------
                                                                1,374,526         153
-------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1998

-------------------------------------------------------------------------------------
 SHARES,                                                                       AMOUNT
WARRANTS                                                                     INVESTED
      OR                                                                     FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           GERMANY--1.2%
   5,290   Henkel KGaA                                        $   526,059     $    59
   3,750   Hornbach Holdings AG                                   343,830          39
     240   SAP AG                                                 163,144          18
-------------------------------------------------------------------------------------
                                                                1,033,033         116
-------------------------------------------------------------------------------------
           TOTAL VALUE OF PREFERRED STOCKS (cost $2,335,900)    2,407,559         269
-------------------------------------------------------------------------------------
           WARRANTS--.0%
           FRANCE--.0%
     233   *AGF (Allianz) BCVG AGF (expiring 6/15/00)               1,355          --
-------------------------------------------------------------------------------------
           THAILAND--.0%
   1,500   *Siam Commercial Bank (expiring 12/31/02)                   --          --
-------------------------------------------------------------------------------------
           TOTAL VALUE OF WARRANTS (cost $0)                        1,355          --
-------------------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS--4.4%
$    400M  U.S. Treasury Bills, 4.99%, 7/23/98 (cost
             $3,949,951)                                        3,949,951         440
-------------------------------------------------------------------------------------
           REPURCHASE AGREEMENT--1.8%
   1,632M  J.P. Morgan Securities, Inc., 5.75%, 7/1/98
             (collateralized by U.S. Treasury Securities,
             due 2/15/06, valued at $1,671,230) (cost
             $1,632,000)                                        1,632,000         182
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $69,668,914)        100.3%    90,013,428       10,032
EXCESS OF LIABILITIES OVER OTHER ASSETS                (.3)      (285,645)         (32)
--------------------------------------------------------------------------------------
NET ASSETS                                           100.0%  $ 89,727,783      $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1998

Sector diversification of the portfolio was as follows:

-------------------------------------------------------------------
                                            PERCENTAGE
SECTOR                                   OF NET ASSETS        VALUE
-------------------------------------------------------------------
Banks..................................           13.9% $12,427,053
Drugs..................................           10.7    9,576,952
Retail.................................            6.4    5,714,371
Food/Beverage/Tobacco..................            5.8    5,178,300
Telephone..............................            5.7    5,152,558
Energy Sources.........................            5.1    4,568,062
Insurance..............................            4.7    4,255,291
Communication Equipment................            4.5    4,014,879
Media..................................            3.7    3,342,233
Household Products.....................            3.6    3,273,239
Electronics............................            2.9    2,580,054
Machinery & Manufacturing..............            2.7    2,409,555
Financial Services.....................            2.6    2,370,621
Electric Utilities.....................            2.6    2,356,938
Electrical Equipment...................            2.4    2,197,208
Travel & Leisure.......................            2.4    2,117,837
Software Services......................            2.1    1,895,108
Business Services......................            2.0    1,802,502
Metals & Minerals......................            1.7    1,485,506
Transportation.........................            1.4    1,265,799
Pipeline...............................            1.3    1,163,730
Entertainment Products.................            1.3    1,158,363
Computers & Office Equipment...........            1.0      934,373
Paper/Forest Products..................             .9      796,871
Automotive.............................             .9      796,734
Medical Products.......................             .6      578,381
Energy Services........................             .6      541,718
Chemicals..............................             .5      423,384
Real Estate Companies..................             .1       53,857
U.S. Treasury Bills....................            4.4    3,949,951
Repurchase Agreement...................            1.8    1,632,000
-------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS                       100.3   90,013,428
EXCESS OF LIABILITIES OVER OTHER ASSETS            (.3)    (285,645)
-------------------------------------------------------------------
NET ASSETS                                       100.0% $89,727,783
-------------------------------------------------------------------
-------------------------------------------------------------------

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CORPORATE BONDS--88.2%
            AEROSPACE/DEFENSE--4.5%
$     250M  Lockheed Martin Corp., 7.25%, 2006                 $   265,844     $   142
      250M  Rockwell International Corp., 8.375%, 2001             264,391         141
      300M  Thiokol Corp., 6.625%, 2008                            302,148         162
--------------------------------------------------------------------------------------
                                                                   832,383         445
--------------------------------------------------------------------------------------
            APPAREL/TEXTILES--1.4%
      260M  Westpoint Stevens, Inc., 7.875%, 2008 +                262,925         141
--------------------------------------------------------------------------------------
            AUTOMOTIVE--1.3%
      250M  Navistar International, Inc., 7%, 2003                 250,625         134
--------------------------------------------------------------------------------------
            CHEMICALS--3.2%
      250M  Du Pont (E.I.) de Nemours & Co., 8.125%, 2004          276,111         148
      300M  Lubrizol Corp., 7.25%, 2025                            330,850         177
--------------------------------------------------------------------------------------
                                                                   606,961         325
--------------------------------------------------------------------------------------
            CONGLOMERATES--3.2%
      300M  Hanson Overseas BV, 7.375%, 2003                       316,008         169
      250M  Tenneco, Inc., 7.875%, 2027                            281,026         150
--------------------------------------------------------------------------------------
                                                                   597,034         319
--------------------------------------------------------------------------------------
            CONSUMER PRODUCTS--1.4%
      250M  Mattel, Inc., 6.75%, 2000                              252,778         135
--------------------------------------------------------------------------------------
            CONSUMER STAPLES--1.6%
      300M  Kroger Co., 7%, 2018                                   308,446         165
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES--10.0%
      250M  Baltimore Gas and Electric Co., 6.50%, 2003            255,184         136
      265M  Consumers Energy Co., 6.375%, 2008 +                   264,195         141
      250M  Duke Energy Corp., 5.875%, 2003                        249,495         133
      200M  Kansas Gas & Electric Co., 7.60%, 2003                 212,941         114
      150M  Niagara Mohawk Power Corp., 7.625%, 2005               153,000          82
       75M  Old Dominion Electric Cooperative, 7.97%, 2002          78,506          42
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ELECTRIC & GAS UTILITIES (continued)
$     300M  Pennsylvania Power & Light Co., 6.875%, 2003       $   309,475     $   166
      250M  Philadelphia Electric Co., 8%, 2002                    265,144         142
       75M  Southwestern Electric Power Co., 7%, 2007               79,573          43
--------------------------------------------------------------------------------------
                                                                 1,867,513         999
--------------------------------------------------------------------------------------
            ENERGY--4.7%
      315M  Baroid Corp., 8%, 2003                                 340,343         182
      275M  Occidental Petroleum Corp., 6.50%, 2005                277,155         148
      250M  Phillips Petroleum Co., 7.20%, 2023                    252,795         135
--------------------------------------------------------------------------------------
                                                                   870,293         465
--------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--1.7%
      300M  Walt Disney Company, 6.75%, 2006                       313,770         168
--------------------------------------------------------------------------------------
            FINANCIAL SERVICES--12.8%
       40M  BankAmerica Corp., 9.50%, 2001                          43,494          23
      300M  Chemical Bank, Inc., 7%, 2005                          313,949         168
      200M  Citicorp, 8%, 2003                                     214,978         115
      300M  First Union Corp., 8.125%, 2002                        321,577         172
      250M  Fleet Capital, 7.92%, 2026                             270,991         145
      300M  Key Corp., 7.50%, 2006                                 322,508         172
      250M  Mellon Bank NA, 6.50%, 2005                            255,871         137
       50M  Meridian Bancorp, 7.875%, 2002                          53,162          28
       75M  Morgan Guaranty Trust Co., 7.375%, 2002                 78,283          42
      200M  NationsBank Corp., 8.50%, 1999                         203,312         109
      300M  NationsBank Corp., 8.125%, 2002                        322,333         172
--------------------------------------------------------------------------------------
                                                                 2,400,458       1,283
--------------------------------------------------------------------------------------
            FOOD SERVICE--1.4%
      250M  McDonald's Corporation, 6.625%, 2005                   256,751         137
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO--4.3%
      250M  Anheuser-Busch Cos., Inc., 7%, 2005                    256,891         137
       25M  Coca-Cola Enterprises, Inc., 7.875%, 2002               26,439          14
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            FOOD/BEVERAGE/TOBACCO (continued)
$     300M  Hershey Foods Corp., 6.70%, 2005                   $   311,921     $   167
      200M  Philip Morris Cos., Inc., 7.125%, 2002                 205,882         110
--------------------------------------------------------------------------------------
                                                                   801,133         428
--------------------------------------------------------------------------------------
            GAS TRANSMISSION--3.3%
      300M  Columbia Gas System, Inc., 6.80%, 2005                 308,738         165
      300M  Enron Corp., 7.125%, 2007                              314,285         168
--------------------------------------------------------------------------------------
                                                                   623,023         333
--------------------------------------------------------------------------------------
            HEALTHCARE--1.6%
      300M  Warner-Lambert Co., 6%, 2008                           300,542         161
--------------------------------------------------------------------------------------
            INSURANCE--1.4%
      250M  First Colony Corp., 6.625%, 2003                       257,322         138
--------------------------------------------------------------------------------------
            INVESTMENT/FINANCE COMPANIES--5.2%
      300M  Associates Corp. of North America, 7.875%, 2001        316,951         170
      300M  General Electric Capital Corp., 7.875%, 2006           337,444         180
      300M  General Motors Acceptance Corp., 6.625%, 2005          309,166         165
--------------------------------------------------------------------------------------
                                                                   963,561         515
--------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--4.8%
      300M  New York Times Co., Inc., 7.625%, 2005                 326,212         174
      250M  News America Holdings, Inc., 8.50%, 2005               277,230         148
      300M  PanAmSat Corp., 6.375%, 2008 +                         298,653         160
--------------------------------------------------------------------------------------
                                                                   902,095         482
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--1.4%
      250M  Temple Inland, Inc., 9%, 2001                          269,387         144
--------------------------------------------------------------------------------------
            RETAIL-GENERAL MERCHANDISE--3.5%
      300M  Federated Department Stores, Inc., 7.45%, 2017         323,338         173
      300M  Wal-Mart Stores, Inc., 8%, 2006                        338,951         181
--------------------------------------------------------------------------------------
                                                                   662,289         354
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            TECHNOLOGY--3.6%
$     250M  International Business Machines Corp., 7%, 2025    $   267,651     $   143
      100M  Raytheon Co., 6.55%, 2010                              101,106          54
      275M  Xerox Corp., 7.20%, 2016                               299,014         160
--------------------------------------------------------------------------------------
                                                                   667,771         357
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--10.2%
      350M  MCI Communication Corp., 7.50%, 2004                   372,460         199
      250M  New Jersey Bell Telephone Co., 7.375%, 2012            254,609         136
      300M  New York Telephone Co., 7.25%, 2024                    311,085         166
      200M  Pacific Bell Telephone Co., 7%, 2004                   209,225         112
      300M  TCI Communications, Inc., 6.375%, 2003                 302,708         162
      300M  Teleport Communications Group, Inc., 0% -
              11.125%, 2007                                        256,500         137
      184M  WorldCom, Inc., 8.875%, 2006                           200,100         107
--------------------------------------------------------------------------------------
                                                                 1,906,687       1,019
--------------------------------------------------------------------------------------
            TRANSPORTATION--1.7%
      300M  Norfolk Southern Corp., 7.35%, 2007                    322,216         172
--------------------------------------------------------------------------------------
            TOTAL VALUE OF CORPORATE BONDS (cost $15,989,291)   16,495,963       8,819
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--8.0%
    1,500M  U.S. Treasury Note, 5.50%, 2003 (cost $1,496,367)    1,500,470         802
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--1.6%
$     100M  Ford Motor Credit Corp., 5.61%, 7/2/98             $    99,984     $    53
      200M  Merrill Lynch & Co., Inc., 5.82%, 7/7/98               199,806         107
--------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $299,790)                                             299,790         160
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $17,785,448)           97.8%   18,296,223       9,781
OTHER ASSETS, LESS LIABILITIES                           2.2       409,957         219
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $18,706,180     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

+ See Note 4

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 1998

----------------------------------------------------------------------------------------------------
                                                                                              AMOUNT
                                                                                            INVESTED
                                                                                            FOR EACH
PRINCIPAL                                                      EFFECTIVE                  $10,000 OF
   AMOUNT   SECURITY                                              YIELD*           VALUE  NET ASSETS
----------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ZERO COUPON
             OBLIGATIONS--53.3%
            Agency For International Development-Israel:
$     570M    2/15/2007                                             5.74%    $   349,874  $      154
      119M    3/15/2007                                             5.74          72,685          32
    1,513M    8/15/2007                                             5.73         903,592         399
    1,000M    11/15/2007                                            5.73         588,906         260
      980M    2/15/2008                                             5.76         567,382         251
      493M  Federal Judiciary Office Building, 2/15/2007            5.91         298,263         132
            Federal National Mortgage Association:
      215M    2/1/2008                                              5.88         123,415          54
    1,030M    8/1/2008                                              5.90         572,994         253
            Government Trust Certificate-Israel Trust:
      181M    10/1/2007                                             5.75         107,034          47
    1,566M    11/15/2007                                            5.75         920,550         406
    3,304M    11/15/2007                                            5.75       1,942,207         858
            Government Trust Certificate-Turkey Trust:
      584M    11/15/2007                                            5.75         343,295         152
      182M    11/15/2007                                            5.75         106,986          47
      586M  International Bank for Reconstruction &
              Development, 8/15/2007                                5.94         343,477         152
    4,600M  Resolution Funding Corporation, 10/15/2007              5.67       2,735,744       1,208
            Tennessee Valley Authority:
    2,600M    11/1/2007                                             5.77       1,528,418         675
    1,000M    4/15/2008                                             5.82         570,212         252
----------------------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT AGENCY ZERO COUPON
             OBLIGATIONS (cost $10,999,751)                                   12,075,034       5,332
----------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 1998

----------------------------------------------------------------------------------------------------
                                                                                              AMOUNT
                                                                                            INVESTED
                                                                                            FOR EACH
PRINCIPAL                                                      EFFECTIVE                  $10,000 OF
   AMOUNT   SECURITY                                              YIELD*           VALUE  NET ASSETS
----------------------------------------------------------------------------------------------------
            U.S. TREASURY ZERO COUPON OBLIGATIONS-- 45.9%
$     200M  Treasury Investors Growth Receipts, 11/15/2007          5.68%    $   118,320  $       52
   17,200M  U.S. Treasury Strips, 11/15/2007                        5.58      10,268,641       4,535
----------------------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. TREASURY ZERO COUPON
             OBLIGATIONS (cost $9,524,698)                                    10,386,961       4,587
----------------------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $20,524,449)           99.2%                 22,461,995       9,919
OTHER ASSETS, LESS LIABILITIES                            .8                     184,400          81
----------------------------------------------------------------------------------------------------
NET ASSETS                                             100.0%                $22,646,395  $   10,000
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

* The effective yields shown for the zero coupon obligations are the effective yields at June 30, 1998.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 1998

----------------------------------------------------------------------------------------------
                                                                                        AMOUNT
                                                                                      INVESTED
                                                                                      FOR EACH
                                                                                       $10,000
                                                                                            OF
PRINCIPAL                                                      EFFECTIVE                   NET
   AMOUNT   SECURITY                                           YIELD*          VALUE    ASSETS
----------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY ZERO COUPON
             OBLIGATIONS--54.2%
            Agency For International Development-Israel:
$     603M    8/15/2010                                         5.86%    $   299,356   $   425
      495M    9/15/2010                                         5.86         244,478       347
            Federal National Mortgage Association:
      700M    10/8/2010                                         5.98         339,869       482
      600M    11/29/2010                                        5.98         288,780       410
      400M    2/1/2011                                          5.98         190,541       270
      200M  Government Trust Certificate-Israel Trust,
              11/15/2010                                        5.89          97,525       138
    1,300M  Government Trust Certificate-Turkey Trust,
              11/15/2010                                        5.89         633,914       900
    2,300M  Resolution Funding Corporation, 1/15/2011           5.82       1,120,268     1,590
    1,250M  Tennessee Valley Authority, 11/1/2010               5.93         607,827       863
----------------------------------------------------------------------------------------------
            TOTAL VALUE OF U.S. GOVERNMENT AGENCY ZERO COUPON
             OBLIGATIONS (cost $3,408,434)                                 3,822,558     5,425
----------------------------------------------------------------------------------------------
            U.S. TREASURY ZERO COUPON OBLIGATIONS--45.3%
    6,400M  U.S. Treasury Strips, 11/15/2010 (cost
              $2,875,613)                                       5.71       3,189,114     4,526
----------------------------------------------------------------------------------------------
   TOTAL VALUE OF INVESTMENTS (cost $6,284,047)        99.5%             7,011,672    9,951
   OTHER ASSETS, LESS LIABILITIES                        .5                 34,635       49
   ----------------------------------------------------------------------------------------
   NET ASSETS                                         100.0%           $ 7,046,307   $10,000
   ----------------------------------------------------------------------------------------
   ----------------------------------------------------------------------------------------

* The effective yields shown for the zero coupon obligations are the effective yields at June 30, 1998.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            COMMON STOCKS--90.9%
            CAPITAL GOODS--.7%
    3,100   General Electric Company                           $   282,100     $    68
--------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--29.2%
    4,000   *AirTouch Communications, Inc.                         233,750          56
    6,100   A T & T Corporation                                    348,462          84
   35,200   Bell Atlantic Corporation                            1,606,000         385
   11,100   BellSouth Corporation                                  745,087         179
    4,400   *Cable & Wireless Communications, PLC (ADR)            220,000          53
   16,950   Century Telephone Enterprises, Inc.                    777,581         186
    5,600   Cia. de Telecomunicaciones de Chile SA (ADR)           113,750          27
      354   *Cia. de Telecomunicaciones de Chile SA (ADR)  -
              Rights                                                   122          --
    8,300   Cincinnati Bell, Inc.                                  237,587          57
    2,300   Frontier Corporation                                    72,450          17
   21,900   GTE Corporation                                      1,218,187         292
    2,300   *IDT Corporation                                        69,144          17
   12,800   *Intermedia Communications, Inc.                       536,800         129
    3,500   MCI Communications Corporation                         203,437          49
    2,300   Portugal Telecom SA (ADR)                              121,756          29
   16,861   *Qwest Communications International, Inc.              588,027         141
    8,800   *RCN Corporation                                       170,500          41
   33,800   SBC Communications, Inc.                             1,352,000         324
    4,700   Sprint Corporation                                     331,350          79
    8,285   *Star Telecommunications, Inc.                         185,377          44
   13,300   *Tel-Save Holdings, Inc.                               196,175          47
    4,200   Telefonica SA (ADR)                                    584,062         140
    2,300   *Teleport Communications Group, Inc.  - Class "A"      124,775          30
      400   *Teligent, Inc.  - Class "A"                            11,775           3
   20,900   US West, Inc.                                          982,300         236
   17,700   *Viatel, Inc.                                          300,900          72
   17,400   *WorldCom, Inc.                                        842,812         202
--------------------------------------------------------------------------------------
                                                                12,174,166       2,919
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ENERGY--5.9%
    5,000   Amoco Corporation                                  $   208,125     $    50
    3,200   Ashland, Inc.                                          165,200          40
    2,300   Atlantic Richfield Company                             179,687          43
    1,500   British Petroleum Co. Ltd. (ADR)                       132,375          32
    4,600   Burlington Resources, Inc.                             198,087          47
    2,300   Exxon Corporation                                      164,019          39
    1,500   Halliburton Company                                     66,844          16
    2,300   Murphy Oil Corporation                                 116,581          28
    1,100   Phillips Petroleum Company                              53,006          13
    5,500   *Seagull Energy Corporation                             91,094          22
   32,900   *Sempra Energy                                         912,975         219
    2,300   *Tesoro Petroleum Corporation                           36,512           9
    2,300   Texaco, Inc.                                           137,281          33
--------------------------------------------------------------------------------------
                                                                 2,461,786         591
--------------------------------------------------------------------------------------
            FINANCIAL--1.3%
   11,200   Innkeepers USA Trust                                   141,400          34
   21,100   Westfield America, Inc.                                387,712          93
--------------------------------------------------------------------------------------
                                                                   529,112         127
--------------------------------------------------------------------------------------
            TECHNOLOGY--2.5%
    2,300   Ericsson (L.M.) Telephone Co.  - Class "B" (ADR)        65,837          16
    8,200   Lucent Technologies, Inc.                              682,137         164
    2,300   Motorola, Inc.                                         120,894          29
    4,600   *Newsedge Corporation                                   45,425          11
    4,500   *PairGain Technologies, Inc.                            78,469          19
    1,100   *TCSI Corporation                                        6,462           1
    4,500   *Verilink Corporation                                   37,125           9
--------------------------------------------------------------------------------------
                                                                 1,036,349         249
--------------------------------------------------------------------------------------
            UTILITIES--51.3%
    8,400   *AES Corporation                                       441,525         106
    5,700   AGL Resources, Inc.                                    113,287          27
    7,658   Ameren Corporation                                     304,405          73
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            UTILITIES (continued)
    6,200   American Electric Power Company, Inc.              $   281,325     $    67
    8,600   American Water Works Company, Inc.                     266,600          64
   12,600   Baltimore Gas and Electric Company                     391,387          94
    9,700   BEC Energy                                             402,550          97
    4,500   California Water Service Group                         113,062          27
    1,100   Carolina Power & Light Company                          47,713          11
   11,200   Central & South West Corporation                       301,000          72
    6,900   Cinergy Corporation                                    241,500          58
   13,500   CMS Energy Corporation                                 594,000         142
    8,800   Coastal Corporation                                    614,350         147
    3,600   Columbia Energy Group                                  200,250          48
   13,700   Consolidated Edison, Inc.                              631,056         151
    7,400   Dominion Resources, Inc.                               301,550          72
   16,550   DQE, Inc.                                              595,800         143
    4,400   DTE Energy Company                                     177,650          43
   11,400   El Paso Natural Gas Company                            436,050         105
   13,300   Endesa SA (ADR)                                        287,613          69
    5,800   Energen Corporation                                    116,725          28
    4,500   Energy East Corporation                                187,313          45
   11,800   Enron Corporation                                      637,939         153
   16,600   Florida Progress Corporation                           682,675         164
   16,600   FPL Group, Inc.                                      1,045,800         251
   11,000   GPU, Inc.                                              415,938         100
    2,300   Hawaiian Electric Industries, Inc.                      91,281          22
   20,900   Houston Industries, Inc.                               645,288         155
    7,400   K N Energy, Inc.                                       400,988          96
    2,200   Kansas City Power & Light Company                       63,800          15
    1,200   Lakehead Pipe Line Partners, L.P.                       57,825          14
    1,400   Maine Public Service Company                            19,950           5
    4,700   MarketSpan Corporation                                 140,706          34
   18,900   MCN Energy Group, Inc.                                 470,138         113
   11,000   MDU Resources Group, Inc.                              392,563          94
    2,200   MidAmerican Energy Holdings Company                     47,575          11
    4,700   Montana Power Company                                  163,325          39
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
                                                                            $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            UTILITIES (continued)
    5,000   Nevada Power Company                               $   128,750     $    31
   15,200   New Century Energies, Inc.                             690,650         166
    8,300   New Jersey Resources Corporation                       296,206          71
    3,500   NICOR, Inc.                                            140,438          34
   18,300   NIPSCO Industries, Inc.                                512,400         123
   14,100   Northern States Power Company                          403,613          97
      500   Northwest Natural Gas Company                           13,984           3
   28,800   OGE Energy Corporation                                 777,600         186
    8,000   Oneok, Inc.                                            319,000          76
    6,900   Piedmont Natural Gas Company, Inc.                     232,013          56
    2,100   Public Service Enterprise Group, Inc.                   72,319          17
   16,600   Questar Corporation                                    325,775          78
   20,000   SCANA Corporation                                      596,250         143
   10,300   Sierra Pacific Resources                               374,019          90
    6,500   Sonat, Inc.                                            251,063          60
   15,300   Southern Company                                       423,619         102
   19,500   Texas Utilities Company                                811,688         195
    9,700   UGI Corporation                                        241,288          58
   10,200   Unicom Corporation                                     357,638          86
   15,900   United Water Resources, Inc.                           286,200          69
   11,300   UtiliCorp United, Inc.                                 425,869         102
    8,200   Washington Gas Light Company                           219,350          53
    9,400   Westcoast Energy, Inc.                                 209,738          50
   24,800   Williams Companies, Inc.                               837,000         201
    4,400   Wisconsin Energy Corporation                           133,650          32
--------------------------------------------------------------------------------------
                                                                21,402,622       5,134
--------------------------------------------------------------------------------------
            TOTAL VALUE OF COMMON STOCKS (cost $30,995,863)     37,886,135       9,088
--------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 1998

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--5.2%
$   1,200M  Albertsons, Inc., 5.50%, 7/20/98                   $ 1,196,485     $   287
    1,000M  Dupont (E.I.) de Nemours & Co., 5.75%, 7/9/98          998,711         239
--------------------------------------------------------------------------------------
            TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
             $2,195,196)                                         2,195,196         526
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $33,191,059)           96.1%   40,081,331       9,614
OTHER ASSETS, LESS LIABILITIES                           3.9     1,607,410         386
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $41,688,741     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

                 (This page has been left blank intentionally.)

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS LIFE SERIES FUND
June 30, 1998

-------------------------------------------------------------------------------------------
                                                             CASH
                                            BLUE CHIP  MANAGEMENT     DISCOVERY  GOVERNMENT
-------------------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $134,512,107  $4,684,416  $ 93,701,181  $9,552,401
                                         ------------  ----------  ------------  ----------
                                         ------------  ----------  ------------  ----------
  At value (Note 1A)...................  $187,174,428  $4,684,416  $111,864,000  $9,703,686
Cash...................................       621,940      14,580       444,237      36,756
Receivables:
  Investment securities sold...........       339,989          --       932,802          --
  Interest and dividends...............       119,252      21,583        81,822      69,034
  Forward currency contracts (Note
    6).................................            --          --            --          --
  Trust shares sold....................       632,821          --       423,987       2,704
                                         ------------  ----------  ------------  ----------
Total Assets...........................   188,888,430   4,720,579   113,746,848   9,812,180
                                         ------------  ----------  ------------  ----------
LIABILITIES
Payables:
  Investment securities purchased......            --          --     1,698,032          --
  Dividend payable.....................            --      18,521            --          --
  Trust shares redeemed................        18,673     174,025        22,469      16,719
Accrued advisory fee...................       113,981       2,275        68,286       4,883
Accrued expenses.......................            --       4,808         6,709       1,593
                                         ------------  ----------  ------------  ----------
Total Liabilities......................       132,654     199,629     1,795,496      23,195
                                         ------------  ----------  ------------  ----------
NET ASSETS.............................  $188,755,776  $4,520,950  $111,951,352  $9,788,985
                                         ------------  ----------  ------------  ----------
                                         ------------  ----------  ------------  ----------
NET ASSETS CONSIST OF:
Capital paid in........................  $126,855,375  $4,520,950  $ 90,542,124  $9,931,140
Undistributed net investment income....       712,090          --       214,012     318,375
Accumulated net realized gain (loss) on
  investment transactions and foreign
  currency transactions................     8,525,990          --     3,032,397    (611,815)
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................    52,662,321          --    18,162,819     151,285
                                         ------------  ----------  ------------  ----------
Total..................................  $188,755,776  $4,520,950  $111,951,352  $9,788,985
                                         ------------  ----------  ------------  ----------
                                         ------------  ----------  ------------  ----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Note 2).................     7,538,402   4,520,950     4,114,287     976,141
                                         ------------  ----------  ------------  ----------
                                         ------------  ----------  ------------  ----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE (Net
  assets divided by shares
  outstanding).........................  $      25.04  $     1.00  $      27.21  $    10.03
                                               ------       -----        ------  ----------
                                               ------       -----        ------  ----------

                       See notes to financial statements

--------------------------------------------------------------------------------------------------------------------------
                                                                   INTERNATIONAL  INVESTMENT         TARGET         TARGET
                                               GROWTH  HIGH YIELD     SECURITIES       GRADE  MATURITY 2007  MATURITY 2010
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $109,336,189  $61,526,748 $  69,668,914  $17,785,448 $  20,524,449  $   6,284,047
                                         ------------  ----------  -------------  ----------  -------------  -------------
                                         ------------  ----------  -------------  ----------  -------------  -------------
  At value (Note 1A)...................  $162,495,082  $64,145,169 $  90,013,428  $18,296,223 $  22,461,995  $   7,011,672
Cash...................................       114,004     167,485         10,607     156,376        183,475         36,349
Receivables:
  Investment securities sold...........       394,277          --        581,911          --             --             --
  Interest and dividends...............        87,422   1,117,060        405,386     288,643             --             --
  Forward currency contracts (Note
    6).................................            --          --          1,583          --             --             --
  Trust shares sold....................       584,137     160,423        333,892      28,375         41,836          2,896
                                         ------------  ----------  -------------  ----------  -------------  -------------
Total Assets...........................   163,674,922  65,590,137     91,346,807  18,769,617     22,687,306      7,050,917
                                         ------------  ----------  -------------  ----------  -------------  -------------
LIABILITIES
Payables:
  Investment securities purchased......       858,285      79,014      1,449,719          --             --             --
  Dividend payable.....................            --          --             --          --             --             --
  Trust shares redeemed................        23,901      60,172         32,348      50,815         25,916             --
Accrued advisory fee...................        97,861      40,629         54,955       9,334         11,178          3,474
Accrued expenses.......................         4,561      12,455         82,002       3,288          3,817          1,136
                                         ------------  ----------  -------------  ----------  -------------  -------------
Total Liabilities......................       984,608     192,270      1,619,024      63,437         40,911          4,610
                                         ------------  ----------  -------------  ----------  -------------  -------------
NET ASSETS.............................  $162,690,314  $65,397,867 $  89,727,783  $18,706,180 $  22,646,395  $   7,046,307
                                         ------------  ----------  -------------  ----------  -------------  -------------
                                         ------------  ----------  -------------  ----------  -------------  -------------
NET ASSETS CONSIST OF:
Capital paid in........................  $104,960,663  $59,922,255 $  68,355,143  $17,514,909 $  20,244,104  $   6,156,991
Undistributed net investment income....       246,248   2,714,015        544,826     572,814        579,582        161,855
Accumulated net realized gain (loss) on
  investment transactions and foreign
  currency transactions................     4,324,510     143,176        485,796     107,682       (114,837)          (164)
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................    53,158,893   2,618,421     20,342,018     510,775      1,937,546        727,625
                                         ------------  ----------  -------------  ----------  -------------  -------------
Total..................................  $162,690,314  $65,397,867 $  89,727,783  $18,706,180 $  22,646,395  $   7,046,307
                                         ------------  ----------  -------------  ----------  -------------  -------------
                                         ------------  ----------  -------------  ----------  -------------  -------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Note 2).................     4,965,673   5,516,666      4,779,907   1,637,151      1,782,263        543,018
                                         ------------  ----------  -------------  ----------  -------------  -------------
                                         ------------  ----------  -------------  ----------  -------------  -------------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE (Net
  assets divided by shares
  outstanding).........................  $      32.76  $    11.85  $       18.77  $    11.43  $       12.71  $       12.98
                                               ------  ----------         ------  ----------         ------         ------
                                               ------  ----------         ------  ----------         ------         ------


                                           UTILITIES
                                              INCOME
----------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $33,191,059
                                         -----------
                                         -----------
  At value (Note 1A)...................  $40,081,331
Cash...................................      495,842
Receivables:
  Investment securities sold...........    1,484,997
  Interest and dividends...............       78,885
  Forward currency contracts (Note
    6).................................           --
  Trust shares sold....................      114,705
                                         -----------
Total Assets...........................   42,255,760
                                         -----------
LIABILITIES
Payables:
  Investment securities purchased......      540,105
  Dividend payable.....................           --
  Trust shares redeemed................        6,431
Accrued advisory fee...................       20,483
Accrued expenses.......................           --
                                         -----------
Total Liabilities......................      567,019
                                         -----------
NET ASSETS.............................  $41,688,741
                                         -----------
                                         -----------
NET ASSETS CONSIST OF:
Capital paid in........................  $32,458,947
Undistributed net investment income....      486,564
Accumulated net realized gain (loss) on
  investment transactions and foreign
  currency transactions................    1,852,958
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................    6,890,272
                                         -----------
Total..................................  $41,688,741
                                         -----------
                                         -----------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (Note 2).................    2,809,905
                                         -----------
                                         -----------
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE (Net
  assets divided by shares
  outstanding).........................  $     14.84
                                         -----------
                                         -----------

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 1998

-------------------------------------------------------------------------------
                                                    CASH
                                   BLUE CHIP  MANAGEMENT  DISCOVERY  GOVERNMENT
-------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.......................  $ 344,447  $  127,683  $ 363,181  $  348,980
  Dividends......................  1,028,928          --    284,960          --
  Consent fees...................         --          --         --          --
                                   ---------  ----------  ---------  ----------
Total income.....................  1,373,375     127,683    648,141     348,980
                                   ---------  ----------  ---------  ----------
Expenses (Notes 1 and 5):
  Advisory fee...................    644,526      16,940    403,207      35,782
  Reports and notices to
    shareholders.................      6,913         354      6,126         213
  Professional fees..............      9,231       1,354      8,667         727
  Custodian fees.................     11,437       2,169     11,405       1,984
  Other expenses.................        816          --     13,645       3,519
                                   ---------  ----------  ---------  ----------
Total expenses...................    672,923      20,817    443,050      42,225
Less: Expenses waived or
  assumed........................         --      (4,984)        --     (10,002)
     Custodian fees paid
       indirectly................    (11,437)       (151)   (11,405)     (1,967)
                                   ---------  ----------  ---------  ----------
Expenses - net...................    661,486      15,682    431,645      30,256
                                   ---------  ----------  ---------  ----------
Net investment income............    711,889     112,001    216,496     318,724
                                   ---------  ----------  ---------  ----------
REALIZED AND UNREALIZED
 GAIN(LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY TRANSACTIONS
 (Note 3):
Net realized gain on investments
  and foreign currency
  transactions...................  8,527,160          --  3,035,660       9,838
Net unrealized appreciation
  (depreciation) of investments
  and foreign currency
  transactions...................  11,764,565         --  1,583,358       6,635
                                   ---------  ----------  ---------  ----------
Net gain (loss) from investments
  and foreign currency
  transactions...................  20,291,725         --  4,619,018      16,473
                                   ---------  ----------  ---------  ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......  $21,003,614 $  112,001 $4,835,514 $  335,197
                                   ---------  ----------  ---------  ----------
                                   ---------  ----------  ---------  ----------

(a) Net of $5,905 foreign taxes withheld
(b) Includes net realized loss of $3,188 on foreign currency transactions
(c) Includes $714 of net unrealized depreciation on translation of assets in foreign currencies

                       See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL  INVESTMENT         TARGET         TARGET  UTILITIES
                                        GROWTH  HIGH YIELD     SECURITIES       GRADE  MATURITY 2007  MATURITY 2010     INCOME
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.......................  $   155,103  $2,878,415  $     131,588  $  625,520  $     647,770  $     181,611  $  59,872
  Dividends......................      686,444      24,156        925,126(a)         --            --            --    548,477
  Consent fees...................           --      70,250             --       5,000             --             --         --
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
Total income.....................      841,547   2,972,821      1,056,714     630,520        647,770        181,611    608,349
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
Expenses (Notes 1 and 5):
  Advisory fee...................      548,745     236,130        310,091      67,953         80,434         22,918    141,565
  Reports and notices to
    shareholders.................        6,175       2,761          3,878         347            362            212      1,405
  Professional fees..............        7,608       7,270          8,084       1,642          2,544             13      2,730
  Custodian fees.................       14,788       4,860        177,354       1,879          1,486            466      5,998
  Other expenses.................       16,551       8,384          8,545       2,140          3,639          1,122      2,428
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
Total expenses...................      593,867     259,405        507,952      73,961         88,465         24,731    154,126
Less: Expenses waived or
  assumed........................           --          --             --     (14,607)       (18,972)        (4,812)   (28,313)
     Custodian fees paid
       indirectly................       (1,704)     (3,234)            --      (1,879)        (1,448)          (456)    (4,885)
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
Expenses - net...................      592,163     256,171        507,952      57,475         68,045         19,463    120,928
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
Net investment income............      249,384   2,716,650        548,762     573,045        579,725        162,148    487,421
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
REALIZED AND UNREALIZED
  GAIN(LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS
  (Note 3):
Net realized gain on investments
  and foreign currency
  transactions...................    4,325,306     667,364        488,293(b)    111,598           996            --  1,852,886
Net unrealized appreciation
  (depreciation) of investments
  and foreign currency
  transactions...................   17,364,191    (684,431)    11,951,467(c)     57,679       591,366       221,333   (319,929)
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
Net gain (loss) from investments
  and foreign currency
  transactions...................   21,689,497     (17,067)    12,439,760     169,277        592,362        221,333  1,532,957
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS......  $21,938,881  $2,699,583  $  12,988,522  $  742,322  $   1,172,087  $     383,481  $2,020,378
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------
                                   -----------  ----------  -------------  ----------  -------------  -------------  ---------

(a) Net of $5,905 foreign taxes withheld
(b) Includes net realized loss of $3,188 on foreign currency transactions
(c) Includes $714 of net unrealized depreciation on translation of assets in foreign currencies

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------

                                           BLUE CHIP               CASH MANAGEMENT
                                   --------------------------  -----------------------
                                      1/1/98 TO     1/1/97 TO   1/1/98 TO    1/1/97 TO
                                        6/30/98      12/31/97     6/30/98     12/31/97
---------------------------------  ------------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net investment income..........  $    711,889  $  1,276,800  $  112,001  $   226,647
  Net realized gain on
    investments..................     8,527,160     9,946,550          --           --
  Net unrealized appreciation
    (depreciation) of investments
    and foreign currency
    transactions.................    11,764,565    17,961,543          --           --
                                   ------------  ------------  ----------  -----------
    Net increase in net assets
      resulting from
      operations.................    21,003,614    29,184,893     112,001      226,647
                                   ------------  ------------  ----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..........    (1,263,750)   (1,146,250)   (112,001)    (226,647)
  Net realized gains.............    (9,930,418)   (4,741,304)         --           --
                                   ------------  ------------  ----------  -----------
    Total distributions..........   (11,194,168)   (5,887,554)   (112,001)    (226,647)
                                   ------------  ------------  ----------  -----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold......    14,961,910    26,984,341     634,309    3,084,309
  Reinvestment of
    distributions................    11,194,168     5,887,554      93,480      226,647
  Cost of shares redeemed........    (1,335,619)   (2,121,391)   (966,729)  (2,847,598)
                                   ------------  ------------  ----------  -----------
  Net increase (decrease) from
    trust share transactions.....    24,820,459    30,750,504    (238,940)     463,358
                                   ------------  ------------  ----------  -----------
    Net increase (decrease) in
      net assets.................    34,629,905    54,047,843    (238,940)     463,358
NET ASSETS
  Beginning of period............   154,125,871   100,078,028   4,759,890    4,296,532
                                   ------------  ------------  ----------  -----------
  End of period+.................  $188,755,776  $154,125,871  $4,520,950  $ 4,759,890
                                   ------------  ------------  ----------  -----------
                                   ------------  ------------  ----------  -----------
+Includes undistributed net
 investment income of............  $    712,090  $  1,263,951          --           --
                                   ------------  ------------  ----------  -----------
                                   ------------  ------------  ----------  -----------
(a)TRUST SHARES ISSUED AND
 REDEEMED
  Sold...........................       615,791     1,238,452     634,309    3,084,309
  Issued for distributions
    reinvested...................       477,160       294,820      93,480      226,647
  Redeemed.......................       (55,281)      (94,839)   (966,729)  (2,847,598)
                                   ------------  ------------  ----------  -----------
  Net increase (decrease) in
    trust shares oustanding......     1,037,670     1,438,433    (238,940)     463,358
                                   ------------  ------------  ----------  -----------
                                   ------------  ------------  ----------  -----------

                       See notes to financial statements

------------------------------------------------------------------------------------------------------------------------------

                                           DISCOVERY                GOVERNMENT                   GROWTH            HIGH YIELD
                                   -------------------------  -----------------------  --------------------------  -----------
                                      1/1/98 TO    1/1/97 TO   1/1/98 TO    1/1/97 TO     1/1/98 TO     1/1/97 TO    1/1/98 TO
                                        6/30/98     12/31/97     6/30/98     12/31/97       6/30/98      12/31/97      6/30/98
---------------------------------  ------------  -----------  ----------  -----------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income..........  $    216,496  $   293,544  $  318,724  $   627,424  $    249,384  $    662,530  $ 2,716,650
  Net realized gain on
    investments..................     3,035,660    6,771,658       9,838       29,320     4,325,306     4,950,237      667,364
  Net unrealized appreciation
    (depreciation) of investments
    and foreign currency
    transactions.................     1,583,358    5,866,659       6,635       87,654    17,364,191    20,037,061     (684,431)
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
    Net increase in net assets
      resulting from
      operations.................     4,835,514   12,931,861     335,197      744,398    21,938,881    25,649,828    2,699,583
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..........      (282,385)    (392,698)   (591,713)    (596,590)     (654,069)     (596,375)  (4,824,396)
  Net realized gains.............    (6,711,235)  (3,359,761)         --           --    (4,932,403)   (6,162,537)          --
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
    Total distributions..........    (6,993,620)  (3,752,459)   (591,713)    (596,590)   (5,586,472)   (6,758,912)  (4,824,396)
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold......     9,110,406   17,633,092     863,272      933,756    14,262,578    24,410,876    4,768,247
  Reinvestment of
    distributions................     6,993,620    3,752,459     591,713      596,590     5,586,472     6,758,912    4,824,396
  Cost of shares redeemed........    (1,524,497)  (1,934,034)   (529,217)  (1,582,844)   (1,095,695)   (1,282,464)  (1,688,758)
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
  Net increase (decrease) from
    trust share transactions.....    14,579,529   19,451,517     925,768      (52,498)   18,753,355    29,887,324    7,903,885
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
    Net increase (decrease) in
      net assets.................    12,421,423   28,630,919     669,252       95,310    35,105,764    48,778,240    5,779,072
NET ASSETS
  Beginning of period............    99,529,929   70,899,010   9,119,733    9,024,423   127,584,550    78,806,310   59,618,795
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
  End of period+.................  $111,951,352  $99,529,929  $9,788,985  $ 9,119,733  $162,690,314  $127,584,550  $65,397,867
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
+Includes undistributed net
  investment income of...........  $    214,012  $   279,901  $  318,375  $   591,364  $    246,248  $    650,933  $ 2,714,015
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
(a)TRUST SHARES ISSUED AND
  REDEEMED
  Sold...........................       328,853      670,839      85,428       93,360       455,147       917,303      397,094
  Issued for distributions
    reinvested...................       257,308      158,198      60,564       62,210       182,445       284,586      414,467
  Redeemed.......................       (55,499)     (74,661)    (52,672)    (158,149)      (35,284)      (47,245)    (140,327)
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
  Net increase (decrease) in
    trust shares oustanding......       530,662      754,376      93,320       (2,579)      602,308     1,154,644      671,234
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------
                                   ------------  -----------  ----------  -----------  ------------  ------------  -----------

----------------------------------------------------------------------------

                                     1/1/97 TO
                                      12/31/97
---------------------------------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income..........  $ 4,828,181
  Net realized gain on
    investments..................    1,155,537
  Net unrealized appreciation
    (depreciation) of investments
    and foreign currency
    transactions.................      488,433
                                   -----------
    Net increase in net assets
      resulting from
      operations.................    6,472,151
                                   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..........   (4,259,486)
  Net realized gains.............           --
                                   -----------
    Total distributions..........   (4,259,486)
                                   -----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold......    7,042,988
  Reinvestment of
    distributions................    4,259,486
  Cost of shares redeemed........   (3,369,888)
                                   -----------
  Net increase (decrease) from
    trust share transactions.....    7,932,586
                                   -----------
    Net increase (decrease) in
      net assets.................   10,145,251
NET ASSETS
  Beginning of period............   49,473,544
                                   -----------
  End of period+.................  $59,618,795
                                   -----------
                                   -----------
+Includes undistributed net
  investment income of...........  $ 4,821,761
                                   -----------
                                   -----------
(a)TRUST SHARES ISSUED AND
  REDEEMED
  Sold...........................      606,213
  Issued for distributions
    reinvested...................      381,333
  Redeemed.......................     (287,780)
                                   -----------
  Net increase (decrease) in
    trust shares oustanding......      699,766
                                   -----------
                                   -----------

                       See notes to financial statements

FIRST INVESTORS LIFE SERIES FUND

-------------------------------------------------------------------------------------
                                        INTERNATIONAL
                                          SECURITIES             INVESTMENT GRADE
                                   ------------------------  ------------------------
                                     1/1/98 TO    1/1/97 TO    1/1/98 TO    1/1/97 TO
                                       6/30/98     12/31/97      6/30/98     12/31/97
---------------------------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income..........  $   548,762  $   789,144  $   573,045  $ 1,076,444
  Net realized gain (loss) on
    investments..................      488,293    3,702,768      111,598       60,576
  Net unrealized appreciation
    (depreciation) of investments
    and foreign currency
    transactions.................   11,951,467      832,056       57,679      417,171
                                   -----------  -----------  -----------  -----------
    Net increase in net assets
      resulting from
      operations.................   12,988,522    5,323,968      742,322    1,554,191
                                   -----------  -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..........     (705,530)    (671,803)  (1,073,499)  (1,040,936)
  Net realized gains.............   (3,773,055)  (5,219,395)          --           --
                                   -----------  -----------  -----------  -----------
    Total distributions..........   (4,478,585)  (5,891,198)  (1,073,499)  (1,040,936)
                                   -----------  -----------  -----------  -----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold......    4,869,293   13,088,361    1,557,150    1,562,904
  Reinvestment of
    distributions................    4,478,585    5,891,198    1,073,499    1,040,936
  Cost of shares redeemed........   (2,592,720)  (1,904,255)    (812,809)  (2,287,154)
                                   -----------  -----------  -----------  -----------
  Net increase from trust share
    transactions.................    6,755,158   17,075,304    1,817,840      316,686
                                   -----------  -----------  -----------  -----------
    Net increase in net assets...   15,265,095   16,508,074    1,486,663      829,941
NET ASSETS
  Beginning of period............   74,462,688   57,954,614   17,219,517   16,389,576
                                   -----------  -----------  -----------  -----------
  End of period+.................  $89,727,783  $74,462,688  $18,706,180  $17,219,517
                                   -----------  -----------  -----------  -----------
                                   -----------  -----------  -----------  -----------
+Includes undistributed net
  investment income of...........  $   544,826  $   701,594  $   572,814  $ 1,073,268
                                   -----------  -----------  -----------  -----------
                                   -----------  -----------  -----------  -----------
(a)TRUST SHARES ISSUED AND
  REDEEMED
  Sold...........................      267,608      767,110      135,790      140,313
  Issued for distributions
    reinvested...................      256,212      375,475       96,974       97,649
  Redeemed.......................     (146,325)    (111,951)     (71,279)    (205,347)
                                   -----------  -----------  -----------  -----------
  Net increase in trust shares
    oustanding...................      377,495    1,030,634      161,485       32,615
                                   -----------  -----------  -----------  -----------
                                   -----------  -----------  -----------  -----------

                       See notes to financial statements

-------------------------------------------------------------------------------------------------------------
                                            TARGET                   TARGET                 UTILITIES
                                        MATURITY 2007            MATURITY 2010                INCOME
                                   ------------------------  ----------------------  ------------------------
                                     1/1/98 TO    1/1/97 TO   1/1/98 TO   1/1/97 TO    1/1/98 TO    1/1/97 TO
                                       6/30/98     12/31/97     6/30/98    12/31/97      6/30/98     12/31/97
---------------------------------  -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income..........  $   579,725  $ 1,000,543  $  162,148  $  210,000  $   487,421  $   847,751
  Net realized gain (loss) on
    investments..................          996       (4,036)         --       3,786    1,852,886    1,309,881
  Net unrealized appreciation
    (depreciation) of investments
    and foreign currency
    transactions.................      591,366    1,286,771     221,333     414,843     (319,929)   4,449,509
                                   -----------  -----------  ----------  ----------  -----------  -----------
    Net increase in net assets
      resulting from
      operations.................    1,172,087    2,283,278     383,481     628,629    2,020,378    6,607,141
                                   -----------  -----------  ----------  ----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income..........     (996,667)    (745,063)   (209,363)    (51,234)    (847,987)    (692,647)
  Net realized gains.............           --           --      (3,950)         --   (1,305,513)    (517,046)
                                   -----------  -----------  ----------  ----------  -----------  -----------
    Total distributions..........     (996,667)    (745,063)   (213,313)    (51,234)  (2,153,500)  (1,209,693)
                                   -----------  -----------  ----------  ----------  -----------  -----------
TRUST SHARE TRANSACTIONS (a)
  Proceeds from shares sold......    2,282,179    4,604,910   1,574,805   3,021,064    6,064,081    4,789,797
  Reinvestment of
    distributions................      996,667      745,063     213,313      51,234    2,153,500    1,209,693
  Cost of shares redeemed........   (1,107,587)  (1,235,132)   (120,639)   (635,808)    (372,282)  (1,528,352)
                                   -----------  -----------  ----------  ----------  -----------  -----------
  Net increase from trust share
    transactions.................    2,171,259    4,114,841   1,667,479   2,436,490    7,845,299    4,471,138
                                   -----------  -----------  ----------  ----------  -----------  -----------
    Net increase in net assets...    2,346,679    5,653,056   1,837,647   3,013,885    7,712,177    9,868,586
NET ASSETS
  Beginning of period............   20,299,716   14,646,660   5,208,660   2,194,775   33,976,564   24,107,978
                                   -----------  -----------  ----------  ----------  -----------  -----------
  End of period+.................  $22,646,395  $20,299,716  $7,046,307  $5,208,660  $41,688,741  $33,976,564
                                   -----------  -----------  ----------  ----------  -----------  -----------
                                   -----------  -----------  ----------  ----------  -----------  -----------
+Includes undistributed net
  investment income of...........  $   579,582  $   996,524  $  161,855  $  209,070  $   486,564  $   847,130
                                   -----------  -----------  ----------  ----------  -----------  -----------
                                   -----------  -----------  ----------  ----------  -----------  -----------
(a)TRUST SHARES ISSUED AND
  REDEEMED
  Sold...........................      181,849      395,345     124,912     266,975      411,932      374,184
  Issued for distributions
    reinvested...................       82,165       67,549      17,385       4,766      151,335      100,724
  Redeemed.......................      (88,693)    (106,979)     (9,490)    (58,264)     (25,316)    (120,432)
                                   -----------  -----------  ----------  ----------  -----------  -----------
  Net increase in trust shares
    oustanding...................      175,321      355,915     132,807     213,477      537,951      354,476
                                   -----------  -----------  ----------  ----------  -----------  -----------
                                   -----------  -----------  ----------  ----------  -----------  -----------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS LIFE SERIES FUND

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Life Series Fund (the "Life Series Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Life Series Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Utilities Income Funds (each a "Fund") and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

BLUE CHIP FUND seeks high total investment return consistent with the preservation of capital.

CASH MANAGEMENT FUND seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

DISCOVERY FUND seeks long-term growth of capital without regard to dividend or interest income.

GOVERNMENT FUND seeks to achieve a significant level of current income which is consistent with the security and liquidity of principal.

GROWTH FUND seeks long-term capital appreciation.

HIGH YIELD FUND seeks to earn a high level of current income and secondarily to seek capital appreciation.

INTERNATIONAL SECURITIES FUND seeks long-term capital growth and secondarily to earn a reasonable level of current income.

INVESTMENT GRADE FUND seeks a maximum level of income consistent with investment in investment grade debt securities.

TARGET MATURITY 2007 FUND AND TARGET MATURITY 2010 FUND seek a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

UTILITIES INCOME FUND primarily seeks high current income. Long-term capital appreciation is a secondary objective.

A. Security Valuation--A security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter markets are valued at the mean between the last bid and asked prices. For the High Yield and Investment Grade Funds, each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. The Funds may also use prices provided by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Life Series Fund's officers in the manner specifically authorized by the Board of Trustees of the Life Series Fund.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the

1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At June 30, 1998, capital loss carryovers were as follows:

                                                   Year Capital Loss Carryovers
                                                              Expire
                                                   ----------------------------
Fund                                        Total      2002      2003      2004
---------------------------------------  --------  --------  --------  --------
Government.............................  $621,653  $393,633  $     --  $228,020
High Yield.............................   524,188        --    80,783   443,405
Investment Grade.......................     3,916        --     3,916        --
Target Maturity 2007...................    88,227        --        --    88,227

C. Foreign Currency Translations--For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) on foreign currency transactions includes gains and losses from the sales of foreign currency, forward currency contracts, and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized capital gains are declared and paid annually on all Funds except for the Cash Management Fund which declares dividends from net investment income daily and pays monthly. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS LIFE SERIES FUND

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities and the amortized cost basis for short-term securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. For the six months ended June 30, 1998, Bank of New York, custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $38,566 against custodian charges based on the uninvested cash balances of the Funds.

2. TRUST SHARES--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. SECURITY TRANSACTIONS--For the six months ended June 30, 1998, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies and short-term securities were as follows:

                                                                       Long-Term U.S.
                                                Securities         Government Obligations
                                         ------------------------  ----------------------
                                             Cost of     Proceeds     Cost of    Proceeds
Fund                                       Purchases   from Sales   Purchases  from Sales
---------------------------------------  -----------  -----------  ----------  ----------
Blue Chip..............................  $70,579,956  $58,533,866  $       --  $       --
Discovery..............................   40,219,614   32,793,959          --          --
Government.............................           --           --   2,693,601   2,414,708
Growth.................................   34,587,818   19,293,563          --          --
High Yield.............................   16,791,537   11,154,734          --          --
International Securities...............   33,688,696   31,474,902          --          --
Investment Grade.......................    9,026,261    7,845,384          --          --
Target Maturity 2007...................           --           --   1,073,432      57,808
Target Maturity 2010...................           --           --   1,482,055          --
Utilities Income.......................   20,943,242   17,218,770          --          --

At June 30, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                                Gross         Gross
                                                           Unrealized    Unrealized  Net Unrealized
Fund                                     Aggregate Cost  Appreciation  Depreciation    Appreciation
---------------------------------------  --------------  ------------  ------------  --------------
Blue Chip..............................  $  134,512,107  $ 54,883,158  $  2,220,837  $   52,662,321
Cash Management........................       4,684,416            --            --              --
Discovery..............................      93,707,983    22,649,788     4,493,771      18,156,017
Government.............................       9,552,401       165,874        14,589         151,285
Growth.................................     109,342,005    54,811,915     1,658,838      53,153,077
High Yield.............................      61,526,748     3,131,415       512,994       2,618,421
International Securities...............      69,668,914    22,324,020     1,979,506      20,344,514
Investment Grade.......................      17,785,448       584,638        73,863         510,775
Target Maturity 2007...................      20,552,055     1,909,940            --       1,909,940
Target Maturity 2010...................       6,284,047       727,625            --         727,625
Utilities Income.......................      33,209,697     7,460,856       589,222       6,871,634

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1998, the High Yield Fund and Investment Grade Fund held nineteen and three 144A securities, respectively, with aggregate values of $11,158,190 and $825,773, respectively. The securities represent 17.1% and 4.4%, respectively, of the Funds' net assets and are valued as set forth in Note 1A.

5. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and trustees of the Life Series Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Trustees of the Life Series Fund who are not "interested persons" of the Life Series Fund as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1998, total trustees fees accrued by the Funds amounted to $22,575.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1998, total advisory fees were $2,508,291 of which $73,118 was waived by the investment adviser. In addition, $8,572 of expenses were assumed by FIMCO.

Wellington Management Company, LLP serves as investment subadviser to the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

6. FORWARD CURRENCY CONTRACTS--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When the International Securities Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS LIFE SERIES FUND

the settlement date of such transactions. The International Securities Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The International Securities Fund had the following forward currency contracts outstanding at June 30, 1998:

Contracts to Buy Foreign                                      Unrealized
Currency                    In Exchange for  Settlement Date  Gain (Loss)
--------------------------  ---------------  ---------------  -----------
  452,380  Deutsche Marks    U.S. $249,617         7/1/98     U.S. $1,005
   99,766  Swiss Francs             65,348         7/1/98             426
  169,926  Dutch Gilders            83,420         7/2/98             114
   81,747  British Pounds          136,722         7/2/98            (327)
   98,132  Swiss Francs             64,323         7/2/98             373
   51,491  British Pounds           85,841         7/7/98              71
3,775,852  French Francs           623,735        7/31/98             783
                            ---------------                   -----------
                                $1,309,006                         $2,445
                            ---------------                   -----------

Contracts to Sell Foreign                                     Unrealized
Currency                    In Exchange for  Settlement Date  Gain (Loss)
--------------------------  ---------------  ---------------  -----------
   50,118  British Pounds    U.S.  $83,601         7/1/98     U.S.   $(20)
  370,674  Japanese Yen              2,597         7/1/98             (74)
  117,164  Mexican Pesos            12,989         7/1/98             (49)
  287,384  Mexican Pesos            32,020         7/2/98              39
   35,802  British Pounds           59,478         7/3/98            (257)
  144,012  British Pounds          239,794         7/6/98            (490)
   74,198  French Francs            12,261        7/31/98             (11)
                            ---------------                   -----------
                                  $442,740                          $(862)
                            ---------------                   -----------
Unrealized Gain on Forward
        Currency Contracts                                         $1,583
                                                              -----------
                                                              -----------

7. CONCENTRATION OF CREDIT RISK--The High Yield Fund's investment in high yield securities, whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------
                                                  P E R S H A R E D A T A
                 -----------------------------------------------------------------------------------------

                               INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                                          NET REALIZED                 LESS DISTRIBUTIONS
                 NET ASSET                         AND                        FROM
                     VALUE                  UNREALIZED               ----------------------
                 ---------           NET   GAIN (LOSS)   TOTAL FROM          NET        NET
                 BEGINNING    INVESTMENT            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                 OF PERIOD        INCOME   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
BLUE CHIP
1993...........  $   13.24  $        .15  $        .97  $      1.12  $       .15  $      --  $         .15
1994...........      14.21           .18          (.39)        (.21)         .08        .17            .25
1995...........      13.75           .26          4.11         4.37          .19        .95           1.14
1996...........      16.98           .22          3.31         3.53          .25        .49            .74
1997...........      19.77           .19          4.88         5.07          .22        .91           1.13
1/1/98 to
  6/30/98......      23.71           .09          2.92         3.01          .19       1.49           1.68
----------------------------------------------------------------------------------------------------------
CASH MANAGEMENT
1993...........  $    1.00  $       .027  $         --  $      .027  $      .027  $      --  $        .027
1994...........       1.00          .037            --         .037         .037         --           .037
1995...........       1.00          .054            --         .054         .054         --           .054
1996...........       1.00          .049            --         .049         .049         --           .049
1997...........       1.00          .050            --         .050         .050         --           .050
1/1/98 to
  6/30/98......       1.00          .025            --         .025         .025         --           .025
----------------------------------------------------------------------------------------------------------
DISCOVERY
1993...........  $   18.35  $         --  $       3.92  $      3.92  $        --  $     .91  $         .91
1994...........      21.36           .06          (.62)        (.56)          --        .94            .94
1995...........      19.86           .11          4.62         4.73          .06       1.26           1.32
1996...........      23.27           .13          2.66         2.79          .11        .89           1.00
1997...........      25.06           .08          3.93         4.01          .14       1.16           1.30
1/1/98 to
  6/30/98......      27.77           .05          1.30         1.35          .08       1.83           1.91
----------------------------------------------------------------------------------------------------------
GOVERNMENT
1993...........  $   10.65  $        .64  $        .02  $       .66  $       .70  $     .19  $         .89
1994...........      10.42           .79         (1.21)        (.42)         .25        .05            .30
1995...........       9.70           .66           .78         1.44          .62         --            .62
1996...........      10.52           .68          (.33)         .35          .68         --            .68
1997...........      10.19           .72           .11          .83          .69         --            .69
1/1/98 to
  6/30/98......      10.33           .31           .05          .36          .66         --            .66
----------------------------------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------------------------
                                                       R A T I O S / S U P P L E M E N T A L D A T A
                            ----------------------------------------------------------------------------------------------------
                 ---------
                                                         RATIO TO AVERAGE NET       RATIO TO AVERAGE NET ASSETS
                                                                                              BEFORE
                                                               ASSETS+              EXPENSES WAIVED OR ASSUMED
                 NET ASSET              NET ASSETS     ------------------------     ---------------------------
                     VALUE     TOTAL        END OF                          NET                             NET        PORTFOLIO
                 ---------    RETURN        PERIOD                   INVESTMENT                      INVESTMENT         TURNOVER
                       END        ++           (IN     EXPENSES          INCOME       EXPENSES           INCOME             RATE
                 OF PERIOD       (%)    THOUSANDS)          (%)             (%)            (%)              (%)              (%)
--------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP
1993...........  $   14.21      8.51  $     34,030          .88            1.27            N/A              N/A               37
1994...........      13.75     (1.45)       41,424          .88            1.49            N/A              N/A               82
1995...........      16.98     34.00        66,900          .86            1.91            N/A              N/A               26
1996...........      19.77     21.52       100,078          .84            1.39            N/A              N/A               45
1997...........      23.71     26.72       154,126          .81             .99            N/A              N/A               63
1/1/98 to
  6/30/98......      25.04     13.19       188,756          .78(a)          .83(a)         N/A              N/A               37
--------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT
1993...........  $    1.00      2.70  $      4,243          .60            2.67           1.05             2.22              N/A
1994...........       1.00      3.77         3,929          .60            3.69           1.04             3.25              N/A
1995...........       1.00      5.51         4,162          .60            5.36           1.10             4.87              N/A
1996...........       1.00      5.00         4,297          .60            4.89           1.11             4.38              N/A
1997...........       1.00      5.08         4,760          .70            4.97           1.06             4.61              N/A
1/1/98 to
  6/30/98......       1.00      2.51         4,521          .70(a)         4.96(a)         .92(a)          4.74(a)           N/A
--------------------------------------------------------------------------------------------------------------------------------
DISCOVERY
1993...........  $   21.36     22.20  $     21,221          .87            (.03)           N/A              N/A               69
1994...........      19.86     (2.53)       30,244          .88             .36            N/A              N/A               53
1995...........      23.27     25.23        50,900          .87             .63            N/A              N/A               78
1996...........      25.06     12.48        70,899          .85             .63            N/A              N/A               98
1997...........      27.77     16.84        99,530          .82             .34            N/A              N/A               85
1/1/98 to
  6/30/98......      27.21      4.86       111,951          .82(a)          .40(a)         N/A              N/A               35
--------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT
1993...........  $   10.42      6.35  $      8,234          .35            6.60            .84             6.11              525
1994...........       9.70     (4.10)        7,878          .35            6.74            .90             6.19              457
1995...........      10.52     15.63         9,500          .40            6.79            .93             6.26              198
1996...........      10.19      3.59         9,024          .60            6.75            .94             6.41              199
1997...........      10.33      8.61         9,120          .60            6.95            .92             6.63              134
1/1/98 to
  6/30/98......      10.03      3.61         9,789          .68(a)         6.68(a)         .89(a)          6.47(a)            26
--------------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------------
                                                            P E R S H A R E D A T A
                           -----------------------------------------------------------------------------------------

                                         INCOME FROM INVESTMENT OPERATIONS
                                      ---------------------------------------
                                                    NET REALIZED                 LESS DISTRIBUTIONS
                           NET ASSET                         AND                        FROM
                               VALUE                  UNREALIZED               ----------------------
                           ---------           NET   GAIN (LOSS)   TOTAL FROM          NET        NET
                           BEGINNING    INVESTMENT            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                           OF PERIOD        INCOME   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------
GROWTH
1993.....................  $   16.64  $        .07  $        .93  $      1.00  $       .09  $     .10  $         .19
1994.....................      17.45           .09          (.60)        (.51)          --        .21            .21
1995.....................      16.73           .18          3.94         4.12          .09        .29            .38
1996.....................      20.47           .18          4.68         4.86          .18        .59            .77
1997.....................      24.56           .15          6.57         6.72          .18       1.86           2.04
1/1/98 to 6/30/98........      29.24           .05          4.72         4.77          .15       1.10           1.25
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD
1993.....................  $   10.44  $        .96  $        .88  $      1.84  $      1.12  $      --  $        1.12
1994.....................      11.16           .87         (1.14)        (.27)         .31         --            .31
1995.....................      10.58          1.00           .95         1.95          .96         --            .96
1996.....................      11.57          1.02           .35         1.37         1.01         --           1.01
1997.....................      11.93           .98           .41         1.39         1.02         --           1.02
1/1/98 to 6/30/98........      12.30           .48           .05          .53          .98         --            .98
--------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES
1993.....................  $   11.37  $        .10  $       2.41  $      2.51  $       .14  $      --  $         .14
1994.....................      13.74           .14          (.32)        (.18)         .05         --            .05
1995.....................      13.51           .19          2.25         2.44          .12        .25            .37
1996.....................      15.58           .18          2.12         2.30          .19        .50            .69
1997.....................      17.19           .18          1.26         1.44          .20       1.52           1.72
1/1/98 to 6/30/98........      16.91           .12          2.76         2.88          .16        .86           1.02
--------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
1993.....................  $   10.53  $        .65  $        .49  $      1.14  $       .71  $     .01  $         .72
1994.....................      10.95           .67         (1.06)        (.39)         .16        .09            .25
1995.....................      10.31           .67          1.28         1.95          .53         --            .53
1996.....................      11.73           .72          (.42)         .30          .67         --            .67
1997.....................      11.36           .74           .31         1.05          .74         --            .74
1/1/98 to 6/30/98........      11.67           .33           .14          .47          .71         --            .71
--------------------------------------------------------------------------------------------------------------------

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

-----------------------------------------------------------------------------------------------------------------------------------
                                                              R A T I O S / S U P P L E M E N T A L D A T A
                                      ---------------------------------------------------------------------------------------------
                           ---------
                                                               RATIO TO AVERAGE NET       RATIO TO AVERAGE NET ASSETS
                                                                                                    BEFORE
                                                                     ASSETS+              EXPENSES WAIVED OR ASSUMED
                           NET ASSET             NET ASSETS  ------------------------    -----------------------------
                               VALUE     TOTAL       END OF                       NET                              NET    PORTFOLIO
                           ---------    RETURN       PERIOD                INVESTMENT                       INVESTMENT     TURNOVER
                                 END        ++          (IN  EXPENSES          INCOME        EXPENSES           INCOME         RATE
                           OF PERIOD       (%)   THOUSANDS)       (%)             (%)             (%)              (%)          (%)
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH
1993.....................  $   17.45      6.00  $    25,658       .91             .43             N/A              N/A           51
1994.....................      16.73     (2.87)      32,797       .90             .60             N/A              N/A           40
1995.....................      20.47     25.12       51,171       .88            1.11             N/A              N/A           64
1996.....................      24.56     24.45       78,806       .85             .92             N/A              N/A           49
1997.....................      29.24     29.28      127,585       .82             .64             N/A              N/A           27
1/1/98 to 6/30/98........      32.76     16.60      162,690       .81(a)          .34(a)          N/A              N/A           14
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
1993.....................  $   11.16     18.16  $    30,593       .91            9.49             N/A              N/A           96
1994.....................      10.58     (1.56)      32,285       .88            9.43             N/A              N/A           50
1995.....................      11.57     19.82       41,894       .87            9.86             N/A              N/A           57
1996.....................      11.93     12.56       49,474       .85            9.43             N/A              N/A           34
1997.....................      12.30     12.47       59,619       .83            8.88             N/A              N/A           40
1/1/98 to 6/30/98........      11.85      4.47       65,398       .82(a)         8.63(a)          N/A              N/A           19
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SECURITIES
1993.....................  $   13.74     22.17  $    21,009      1.14             .97             N/A              N/A           37
1994.....................      13.51     (1.29)      31,308      1.03            1.22             N/A              N/A           36
1995.....................      15.58     18.70       41,012      1.02            1.42             N/A              N/A           45
1996.....................      17.19     15.23       57,955      1.12            1.25             N/A              N/A           67
1997.....................      16.91      9.09       74,463      1.13            1.15             N/A              N/A           71
1/1/98 to 6/30/98........      18.77     17.49       89,728      1.23(a)         1.32(a)          N/A              N/A           40
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE
1993.....................  $   10.95     10.93  $    10,210       .35            6.32             .85             5.82           64
1994.....................      10.31     (3.53)      11,602       .37            6.61             .92             6.06           15
1995.....................      11.73     19.69       16,262       .51            6.80             .91             6.40           26
1996.....................      11.36      2.84       16,390       .60            6.47             .88             6.19           19
1997.....................      11.67      9.81       17,220       .60            6.54             .87             6.27           41
1/1/98 to 6/30/98........      11.43      4.23       18,706       .66(a)         6.32(a)          .82(a)          6.16(a)        46
-----------------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------------
                                                       P E R S H A R E D A T A
                      ------------------------------------------------------------------------------------------

                                    INCOME FROM INVESTMENT OPERATIONS
                                 ----------------------------------------
                                                        NET
                                                   REALIZED                  LESS DISTRIBUTIONS
                      NET ASSET                         AND                         FROM
                          VALUE                  UNREALIZED                ----------------------
                      ---------           NET   GAIN (LOSS)    TOTAL FROM          NET        NET
                      BEGINNING    INVESTMENT            ON    INVESTMENT   INVESTMENT   REALIZED          TOTAL
                      OF PERIOD        INCOME   INVESTMENTS    OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007
4/26/95* to
  12/31/95..........  $   10.00  $        .26   $      2.00   $      2.26  $        --  $      --  $          --
1996................      12.26           .56          (.83)         (.27)         .23        .05            .28
1997................      11.71           .59           .90          1.49          .57         --            .57
1/1/98 to 6/30/98...      12.63           .31           .38           .69          .61         --            .61
----------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010
4/30/96* to
  12/31/96..........  $   10.00  $        .26   $       .90   $      1.16  $        --  $      --  $          --
1997................      11.16           .45          1.29          1.74          .20         --            .20
1/1/98 to 6/30/98...      12.70           .27           .50           .77          .48        .01            .49
----------------------------------------------------------------------------------------------------------------
UTILITIES INCOME
11/15/93* to
  12/31/93..........  $   10.00  $        .01   $      (.07)  $      (.06) $        --  $      --  $          --
1994................       9.94           .24          (.96)         (.72)         .03         --            .03
1995................       9.19           .28          2.46          2.74          .19         --            .19
1996................      11.74           .32           .78          1.10          .27         --            .27
1997................      12.57           .37          2.64          3.01          .36        .27            .63
1/1/98 to 6/30/98...      14.95           .15           .64           .79          .35        .55            .90
----------------------------------------------------------------------------------------------------------------

* Commencement of operations
(a) Annualized
+ Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 1998 (Note 5).
++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

                       See notes to financial statements

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

--------------------------------------------------------------------------------------------------------------------------------
                                                          R A T I O S / S U P P L E M E N T A L D A T A
                                 -----------------------------------------------------------------------------------------------
                      ---------
                                                                                           RATIO TO AVERAGE NET
                                                              RATIO TO AVERAGE NET             ASSETS BEFORE
                                                                                            EXPENSES WAIVED OR
                                                     NET             ASSETS+                      ASSUMED
                      NET ASSET                   ASSETS     -----------------------     -------------------------
                          VALUE       TOTAL       END OF                         NET                           NET     PORTFOLIO
                      ---------      RETURN       PERIOD                  INVESTMENT                    INVESTMENT      TURNOVER
                            END          ++          (IN     EXPENSES         INCOME     EXPENSES           INCOME          RATE
                      OF PERIOD         (%)     THOUSANDS)       (%)             (%)          (%)              (%)           (%)
--------------------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2007
4/26/95* to
  12/31/95..........  $   12.26       22.60        $9,860        .04(a)         6.25(a)       .87(a)          5.42(a)         28
1996................      11.71       (2.16)      14,647         .60            6.05          .82             5.83            13
1997................      12.63       13.38       20,300         .60            5.91          .82             5.69             1
1/1/98 to 6/30/98...      12.71        5.66       22,646         .65(a)         5.41(a)       .82(a)          5.24(a)          0
--------------------------------------------------------------------------------------------------------------------------------
TARGET MATURITY 2010
4/30/96* to
  12/31/96..........  $   11.16       11.60        $2,195        .60(a)         6.05(a)       .98(a)          5.67(a)          0
1997................      12.70       15.86        5,209         .60            5.88          .87             5.61            13
1/1/98 to 6/30/98...      12.98        6.25        7,046         .65(a)         5.31(a)       .81(a)          5.15(a)          0
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME
11/15/93* to
  12/31/93..........  $    9.94       (4.66)(a)    $ 494          --            1.46(a)      3.98(a)         (2.52)(a)         0
1994................       9.19       (7.24)       4,720         .17            4.13          .95             3.35            31
1995................      11.74       30.26       14,698         .41            4.23          .91             3.73            17
1996................      12.57        9.57       24,108         .60            3.48          .86             3.22            45
1997................      14.95       25.07       33,977         .67            3.12          .85             2.94            64
1/1/98 to 6/30/98...      14.84        5.54       41,689         .67(a)         2.58(a)       .82(a)          2.43(a)         49
--------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations
(a) Annualized
+ Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 1998 (Note 5).
++ The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eleven Funds comprising First Investors Life Series Fund as of June 30, 1998, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eleven Funds comprising First Investors Life Series Fund at June 30, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1998

FIRST INVESTORS LIFE SERIES FUND

TRUSTEES
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

THE CASH MANAGEMENT FUND IS A MONEY MARKET FUND AND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO OR ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

SHAREHOLDER INFORMATION
-------------------------------------------
INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER
(Growth Fund and International Securities Fund Only)
WELLINGTON MANAGEMENT COMPANY, LLP
75 State Street
Boston, MA 02109

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

CUSTODIAN (International Securities Fund Only)
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST INVESTORS LIFE SERIES FUND
95 WALL STREET
NEW YORK, NY 10005


First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS FINANCIAL NETWORK
LIFE310

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.

FIRST
INVESTORS
LIFE
SERIES
FUND

BLUE CHIP FUND
CASH MANAGEMENT FUND
DISCOVERY FUND
GOVERNMENT FUND
GROWTH FUND
HIGH YIELD FUND
INTERNATIONAL SECURITIES FUND
INVESTMENT GRADE FUND
TARGET MATURITY 2007 FUND
TARGET MATURITY 2010 FUND
UTILITIES INCOME FUND

SEMI-
ANNUAL
REPORT

JUNE 30, 1998